Nationwide(R) VLI
Separate Account-4
    June 30, 2000

[THE BEST OF AMERICA(R) America's FUTURE Life Series(SM) Logo]

                          2000

SEMI-ANNUAL REPORT


                                                     [LOGO NATIONWIDE]

                                               Nationwide Life Insurance Company
                                                 Home Office: Columbus, Ohio


VLOB-0161-D (06/00)

                                [LOGO NATIONWIDE]


                       NATIONWIDE LIFE INSURANCE COMPANY
                 ONE NATIONWIDE PLAZA, COLUMBUS, OHIO 43215-2220

                                    [PHOTO]

                              PRESIDENT'S MESSAGE




               We at Nationwide Life Insurance Company are pleased to bring you the 2000 semi-annual report of the Nationwide VLI Separate Account-4.

               During the first half of 2000 fixed income and equity markets took a hiatus from their recent advances. It appears the Federal Reserve's interest rate hikers are accomplishing the intended purpose. Recent economic statistics show some moderation in the areas of home and vehicles sales because of the higher interest costs. And, there are other favorable indications that the Fed may yet "glide" the economy to a soft landing. Inflation remains low. Sustained increases in worker productivity continue to dampen pricing pressures of an increasingly tight labor pool. Corporate profitability growth remains viable. An improving global economy bodes well for U.S. exporting businesses. While all this provides a positive backdrop, we expect the markets will continue jittery and volatile during the second half of the year as uncertainty over further Fed actions persists. However, we believe patient investors in financial assets will be amply rewarded when we move beyond this temporary respite.

               Nationwide Life was a forerunner in the variable annuity and variable life insurance business. We continue to develop new and innovative investment products to better meet your financial planning and retirement needs. And, we are equally committed to providing you, our valued customer, the exceptional level of customer service you expect and deserve.

                              /s/ Joseph J. Gasper

                           Joseph J. Gasper, President
                                 August 16, 2000

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                      [THIS PAGE LEFT BLANK INTENTIONALLY]

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HOW TO READ THE SEMI-ANNUAL REPORT

This semi-annual report is a presentation of the variable account as a whole and only describes the underlying contracts and products of the variable account in general terms. Please note the variable account may have more than one variable product available. Such products may have different under- lying mutual funds available than those available in your contract. Therefore, not all funds listed in this report may be available in your contract. Please refer to your most recent account statement for specific information about your investment in the Nationwide VLI Separate Account-4. Rules and regulations of the United States Securities and Exchange Commission and recognized conventions of Generally Accepted Accounting Principals prescribe the format and content of this report.

We also invite you to call our service center at 1-877-351-8808 if you have questions about your account, or you may access your account using our voice response unit. And, please visit our web-site at www.bestofamerica.com for additional information about your contract and to learn more about other products and services offered by Nationwide Financial.

THE ANNUAL REPORT HAS FOUR MAJOR FINANCIAL SECTIONS:

STATEMENT OF ASSETS, LIABILITIES AND CONTRACT OWNER'S EQUITY

This statement begins on page 6 and lists all of the underlying mutual funds of the variable account, the number of shares owned, the amount paid for the shares and their market value as of the close of business on June 30, 2000. The mutual funds are listed in alphabetical order. The market value of the assets changes as the underlying mutual funds change in value. As contract owners make exchange transactions between the funds, the number of shares increases or decreases accordingly. When money is deposited or withdrawn by a contract owner, shares are correspondingly purchased or redeemed. The total market value of the funds is equal to the TOTAL INVESTMENTS of the variable account.

ACCOUNTS RECEIVABLE, if applicable, represents an asset of the variable account for money market fund shares purchased by contract owners and reinvested dividend shares added to contract owners' accounts, but not yet added to Total investments. Total investments plus Accounts receivable equal TOTAL ASSETS of the variable account.

ACCOUNTS PAYABLE, if applicable, is a liability of the variable account for money market fund shares redeemed by contract owners' but not yet deducted from Total investments.

Total assets minus Accounts payable equals CONTRACT OWNERS' EQUITY. A summary of Contract owners' equity by funds series may be found on page 30. This summary also includes investment return for the reporting period for each fund series.

STATEMENTS OF OPERATIONS AND STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY

These statements begin on page 9 and present the financial activity of each underlying mutual fund sub-account of the variable account, for the periods indicated.

The INVESTMENT ACTIVITY section shows income to the variable account for reinvested dividends and capital gain distributions paid by the underlying mutual funds. Also shown are the mortality, expense and administration charges which are assessed through the daily unit value calculation and which represent an expense to the variable account and its contract owners. This section also shows the realized gain or loss as mutual fund shares are sold, and the change in unrealized gain or loss, which represents the changes in market value of the underlying fund shares.

The EQUITY TRANSACTIONS section illustrates the receipt of purchase payments, as new contracts are sold or additional payments made to existing contracts. Also presented are deductions from the variable account when the contract owners withdraw money.

The sum of the above two sections represents the NET CHANGE IN CONTRACT OWNERS' EQUITY which when added to the beginning Contract owners' equity equals Contract owners' equity at the end of the reporting period.

NOTES TO FINANCIAL STATEMENTS, beginning on page 26, provide further disclosures about the variable account and its underlying contract provisions.

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--------------------------------------------------------------------------------

                        NATIONWIDE VLI SEPARATE ACCOUNT-4

          STATEMENT OF ASSETS, LIABILITIES AND CONTRACT OWNERS' EQUITY

                                  JUNE 30, 2000
                                   (UNAUDITED)

ASSETS:
   Investments at market value:

      American Century VP - American Century VP Income & Growth (ACVPIncGr)
         2,456,365 shares (cost $18,540,316) .........................................................         $ 18,840,319

      American Century VP - American Century VP International (ACVPInt)
         2,875,758 shares (cost $33,873,475) .........................................................           33,243,761

      American Century VP - American Century VP Value (ACVPValue)
         631,724 shares (cost $3,492,782) ............................................................            3,423,943

      The Dreyfus Socially Responsible Growth Fund, Inc. (DrySRGr)
         341,322 shares (cost $12,415,288) ...........................................................           13,673,346

      Dreyfus Stock Index Fund (DryStkIx)
         4,570,932 shares (cost $164,231,086) ........................................................          173,786,834

      Dreyfus VIF - Appreciation Portfolio (DryVApp)
         671,707 shares (cost $25,981,255) ...........................................................           27,526,562

      Dreyfus VIF - European Equity Portfolio (DryEuroEq)
         58,605 shares (cost $944,057) ...............................................................              930,644

      Federated Insurance Series - Quality Bond Fund II (FedQualBd2)
         3,039,006 shares (cost $29,772,877) .........................................................           30,420,450

      Fidelity VIP - Equity-Income Portfolio - Service Class (FidVEqInS)
         929,076 shares (cost $22,615,185) ...........................................................           21,229,395

      Fidelity VIP - Growth Portfolio - Service Class (FidVGrS)
         1,534,154 shares (cost $75,421,512) .........................................................           78,840,188

      Fidelity VIP - High Income Portfolio - Service Class (FidVHiInS)
         1,665,340 shares (cost $17,868,160) .........................................................           16,670,049

      Fidelity VIP - Overseas Portfolio - Service Class (FidVOvSeS)
         1,001,828 shares (cost $23,916,227) .........................................................           23,462,803

      Fidelity VIP-II - Contrafund Portfolio - Service Class (FidVConS)
         1,518,389 shares (cost $38,409,438) .........................................................           38,005,289

      Fidelity VIP-III - Growth Opportunities Portfolio - Service Class (FidVGrOpS)
         619,655 shares (cost $13,528,498) ...........................................................           12,752,503

      Janus Aspen Series - Capital Appreciation Portfolio - Service Shares (JanACapApS)
         303,460 shares (cost $10,018,242) ...........................................................            9,534,717

      Janus Aspen Series - Global Technology Portfolio - Service Shares (JanAGlTchS)
         1,330,830 shares (cost $13,523,549) .........................................................           13,068,749

      Janus Aspen Series - International Growth Portfolio - Service Shares (JanAIntGrS)
         229,700 shares (cost $9,645,116) ............................................................            9,038,695

      Morgan Stanley - Emerging Markets Debt Portfolio (MSEmMkt)
         177,821 shares (cost $1,270,787) ............................................................            1,308,760

      Morgan Stanley - Mid Cap Growth Portfolio (MSMidCapGr)
         1,537 shares (cost $22,581) .................................................................               22,476

      Nationwide SAT - Balanced Fund (NSATBal)
         620,027 shares (cost $6,433,649) ............................................................            6,466,884

      Nationwide SAT - Capital Appreciation Fund (NSATCapAp)
         1,005,194 shares (cost $26,503,272) .........................................................           25,994,323

      Nationwide SAT - Equity Income Fund (NSATEqInc)
         121,709 shares (cost $1,582,842) ............................................................            1,669,842

      Nationwide SAT - Global 50 Fund (NSATGlob50)
         1,833,864 shares (cost $24,255,568) .........................................................           25,105,601

      Nationwide SAT - Government Bond Fund (NSATGvtBd)
         3,035,230 shares (cost $33,230,229) .........................................................           33,053,655

      Nationwide SAT - High Income Bond Fund (NSATHIncBd)
         1,100,542 shares (cost $10,386,761) .........................................................            9,816,831

      Nationwide SAT - Mid Cap Index Fund (NSATMidCap)
         184,823 shares (cost $2,375,395) ............................................................            2,456,298

      Nationwide SAT - Money Market Fund (NSATMMkt)
         134,432,296 shares (cost $134,432,296) ......................................................          134,432,296

      Nationwide SAT - Multi Sector Bond Fund (NSATMSecBd)
         2,380,845 shares (cost $22,342,737) .........................................................           22,118,054

      Nationwide SAT - Small Cap Growth Fund (NSATSmCapG)
         223,631 shares (cost $3,612,548) ............................................................            4,631,397

      Nationwide SAT - Small Cap Value Fund (NSATSmCapV)
         975,365 shares (cost $9,909,380) ............................................................           10,524,189

      Nationwide SAT - Small Company Fund (NSATSmCo)
         1,035,658 shares (cost $21,972,202) .........................................................           24,648,654

      Nationwide SAT - Strategic Growth Fund (NSATStrGro)
         1,110,909 shares (cost $23,160,419) .........................................................           23,851,207

      Nationwide SAT - Strategic Value Fund (NSATStrVal)
         116,685 shares (cost $1,150,819) ............................................................            1,079,335

      Nationwide SAT - Total Return Fund (NSATTotRtn)
         1,490,937 shares (cost $27,993,480) .........................................................           28,909,275

      Neuberger & Berman AMT - Guardian Portfolio (NBAMTGuard)
         210,771 shares (cost $3,263,032) ............................................................            3,443,996

      Neuberger & Berman AMT - Mid-Cap Growth Portfolio (NBAMTMCGr)
         998,036 shares (cost $25,729,372) ...........................................................           27,346,189

      Neuberger & Berman AMT - Partners Portfolio (NBAMTPart)
         480,118 shares (cost $8,397,310) ............................................................            7,667,491

      Oppenheimer Aggressive Growth Fund/VA (OppAggGrVA)
         455,756 shares (cost $40,193,827) ...........................................................           44,044,226

      Oppenheimer Capital Appreciation Fund/VA (OppCapApVA)
         556,147 shares (cost $26,535,488) ...........................................................           28,441,381

      Oppenheimer Global Securities Fund/VA (OppGlSecVA)
         27,408 shares (cost $822,829) ...............................................................              875,670

                                                                     (Continued)

                        NATIONWIDE VLI SEPARATE ACCOUNT-4

     STATEMENT OF ASSETS, LIABILITIES AND CONTRACT OWNERS' EQUITY CONTINUED


      Oppenheimer Growth & Income Fund/VA (OppMGrInVA)
         609,365 shares (cost $14,031,813) ...........................................................           14,228,667

      Strong Opportunity Fund II, Inc. (StOpp2)
         57,280 shares (cost $1,580,973) .............................................................            1,549,414

      Van Eck WIT - Worldwide Emerging Markets Fund (VEWwEmgMkt)
         359,753 shares (cost $4,623,304) ............................................................            4,493,320

      Van Eck WIT - Worldwide Hard Assets Fund (VEWwHrdAst)
         54,767 shares (cost $613,706) ...............................................................              616,672

      Van Kampen LIT -
      Morgan Stanley Real Estate Securities Portfolio (VKMSRESec)
         261,144 shares (cost $3,412,126) ............................................................            3,515,001

      Warburg Pincus Trust - Global Post - Venture Capital Portfolio (WPGlPVenCp)
         78,005 shares (cost $1,504,669) .............................................................            1,577,255

      Warburg Pincus Trust - International Equity Portfolio (WPIntEq)
         174,474 shares (cost $2,408,097) ............................................................            2,658,979

      Warburg Pincus Trust - Value Portfolio (WPValue)
         147,121 shares (cost $1,718,319) ............................................................            1,706,603
                                                                                                            ---------------
            Total investments ........................................................................        1,022,702,188
   Accounts receivable ...............................................................................               78,121
                                                                                                            ---------------
            Total assets .............................................................................        1,022,780,309
ACCOUNTS PAYABLE......................................................................................               -
                                                                                                            ---------------
CONTRACT OWNERS' EQUITY (NOTE 7) .....................................................................      $ 1,022,780,309
                                                                                                            ===============


See accompanying notes to financial statements.

--------------------------------------------------------------------------------

NATIONWIDE VLI SEPARATE ACCOUNT-4
STATEMENTS OF CHANGES IN
CONTRACT OWNERS' EQUITY

STATEMENTS OF OPERATIONS

SIX MONTH PERIODS ENDED JUNE 30, 2000, 1999 AND 1998
(UNAUDITED)

                                                                 Total
                                         -----------------------------------------------------
                                              2000               1999               1998
                                         ---------------    ---------------    ---------------
INVESTMENT ACTIVITY:
   Reinvested dividends ................ $     9,432,275          2,559,662             83,937
   Mortality and expense charges
     (note 3) ..........................        (610,755)           (93,868)           (10,289)
                                         ---------------    ---------------    ---------------
     Net investment income .............       8,821,520          2,465,794             73,648
                                         ---------------    ---------------    ---------------
   Proceeds from mutual fund
     shares sold .......................     251,035,204         44,164,640          2,519,975
   Cost of mutual fund shares sold .....    (235,806,554)       (43,669,232)        (2,517,456)
                                         ---------------    ---------------    ---------------
     Realized gain (loss)
        on investments .................      15,228,650            495,408              2,519
   Change in unrealized gain (loss)
     on investments ....................     (25,741,208)        11,542,778             76,508
                                         ---------------    ---------------    ---------------
     Net gain (loss) on investments ....     (10,512,558)        12,038,186             79,027
                                         ---------------    ---------------    ---------------
   Reinvested capital gains ............      16,889,979          1,619,138             12,598
                                         ---------------    ---------------    ---------------
        Net increase (decrease) in
          contract owners' equity
          resulting from operations ....      15,198,941         16,123,118            165,273
                                         ---------------    ---------------    ---------------
EQUITY TRANSACTIONS:
   Purchase payments received from
     contract owners ...................     396,524,115        156,401,203         18,500,157
   Transfers between funds .............            --                 --               (1,152)
   Surrenders ..........................      (4,999,527)          (322,152)              --
   Death benefits ......................          30,462            (44,682)              --
   Policy loans (net of repayments)
     (note 5) ..........................      (4,348,375)        (2,087,373)           (23,672)
   Deductions for surrender charges
     (note 2d) .........................        (616,957)           (73,956)              --
   Redemptions to pay cost of insurance
     charges and administrative charges
     (notes 2b and 2c) .................     (26,219,991)       (10,788,592)          (441,186)
   Asset charges (note 3):
     FPVUL & VEL contracts .............        (861,585)          (332,433)            (3,903)
     MSP contracts .....................        (150,108)           (16,462)              --
     SL contracts ......................         (70,259)           (10,906)              --
                                         ---------------    ---------------    ---------------
        Net equity transactions ........     359,287,775        142,724,647         18,030,244
                                         ---------------    ---------------    ---------------
NET CHANGE IN CONTRACT OWNERS' EQUITY ..     374,486,716        158,847,765         18,195,517
CONTRACT OWNERS' EQUITY
  BEGINNING OF PERIOD ..................     648,293,593        107,989,704               --
                                         ---------------    ---------------    ---------------
CONTRACT OWNERS' EQUITY END OF PERIOD .. $ 1,022,780,309        266,837,469         18,195,517
                                         ===============    ===============    ===============

                                                               ACVPIncGr
                                         -----------------------------------------------------
                                              2000               1999               1998
                                         ---------------    ---------------    ---------------
INVESTMENT ACTIVITY:
   Reinvested dividends ................ $        89,434                345               --
   Mortality and expense charges
     (note 3) ..........................         (15,039)              (451)               (16)
                                         ---------------    ---------------    ---------------
     Net investment income .............          74,395               (106)               (16)
                                         ---------------    ---------------    ---------------
   Proceeds from mutual fund
     shares sold .......................       1,411,226            314,418                273
   Cost of mutual fund shares sold .....      (1,394,799)          (259,983)              (269)
                                         ---------------    ---------------    ---------------
     Realized gain (loss)
        on investments .................          16,427             54,435                  4
   Change in unrealized gain (loss)
     on investments ....................        (517,517)           194,869                207
                                         ---------------    ---------------    ---------------
     Net gain (loss) on investments ....        (501,090)           249,304                211
                                         ---------------    ---------------    ---------------
   Reinvested capital gains ............            --                 --                 --
                                         ---------------    ---------------    ---------------
        Net increase (decrease) in
          contract owners' equity
          resulting from operations ....        (426,695)           249,198                195
                                         ---------------    ---------------    ---------------
EQUITY TRANSACTIONS:
   Purchase payments received from
     contract owners ...................       4,880,230            512,140              1,661
   Transfers between funds .............       2,948,535          2,084,556              9,171
   Surrenders ..........................        (146,295)            (3,296)              --
   Death benefits ......................            --                 --                 --
   Policy loans (net of repayments)
     (note 5) ..........................         (33,642)           (89,687)              --
   Deductions for surrender charges
     (note 2d) .........................         (18,053)              (757)              --
   Redemptions to pay cost of insurance
     charges and administrative charges
     (notes 2b and 2c) .................        (480,340)          (108,639)              (678)
   Asset charges (note 3):
     FPVUL & VEL contracts .............         (14,181)            (4,382)              --
     MSP contracts .....................          (2,678)              (285)              --
     SL contracts ......................          (2,166)              (120)              --
                                         ---------------    ---------------    ---------------
        Net equity transactions ........       7,131,410          2,389,529             10,154
                                         ---------------    ---------------    ---------------
NET CHANGE IN CONTRACT OWNERS' EQUITY ..       6,704,715          2,638,727             10,349
CONTRACT OWNERS' EQUITY
  BEGINNING OF PERIOD ..................      12,134,845          1,235,436               --
                                         ---------------    ---------------    ---------------
CONTRACT OWNERS' EQUITY END OF PERIOD .. $    18,839,560          3,874,163             10,349
                                         ===============    ===============    ===============

                                                               ACVPInt
                                         -----------------------------------------------------
                                              2000               1999               1998
                                         ---------------    ---------------    ---------------
INVESTMENT ACTIVITY:
   Reinvested dividends ................ $        29,817               --                  355
   Mortality and expense charges
     (note 3) ..........................         (15,957)              (328)              (159)
                                         ---------------    ---------------    ---------------
     Net investment income .............          13,860               (328)               196
                                         ---------------    ---------------    ---------------
   Proceeds from mutual fund
     shares sold .......................       5,786,603            159,686             64,097
   Cost of mutual fund shares sold .....      (3,784,053)          (166,796)           (61,854)
                                         ---------------    ---------------    ---------------
     Realized gain (loss)
        on investments .................       2,002,550             (7,110)             2,243
   Change in unrealized gain (loss)
     on investments ....................      (4,821,209)           272,790              8,220
                                         ---------------    ---------------    ---------------
     Net gain (loss) on investments ....      (2,818,659)           265,680             10,463
                                         ---------------    ---------------    ---------------
   Reinvested capital gains ............         445,799               --                3,645
                                         ---------------    ---------------    ---------------
        Net increase (decrease) in
          contract owners' equity
          resulting from operations ....      (2,359,000)           265,352             14,304
                                         ---------------    ---------------    ---------------
EQUITY TRANSACTIONS:
   Purchase payments received from
     contract owners ...................       8,496,880            664,116            132,213
   Transfers between funds .............      12,490,972          2,059,973             83,098
   Surrenders ..........................         (66,234)              (268)              --
   Death benefits ......................            (239)              (962)              --
   Policy loans (net of repayments)
     (note 5) ..........................        (102,825)              (962)              --
   Deductions for surrender charges
     (note 2d) .........................          (8,173)               (61)              --
   Redemptions to pay cost of insurance
     charges and administrative charges
     (notes 2b and 2c) .................        (617,950)          (189,529)            (2,933)
   Asset charges (note 3):
     FPVUL & VEL contracts .............         (27,743)            (7,695)                (6)
     MSP contracts .....................          (3,234)              (353)              --
     SL contracts ......................          (2,741)               (42)              --
                                         ---------------    ---------------    ---------------
        Net equity transactions ........      20,158,713          2,524,217            212,372
                                         ---------------    ---------------    ---------------
NET CHANGE IN CONTRACT OWNERS' EQUITY ..      17,799,713          2,789,569            226,676
CONTRACT OWNERS' EQUITY
  BEGINNING OF PERIOD ..................      15,455,228          2,478,773               --
                                         ---------------    ---------------    ---------------
CONTRACT OWNERS' EQUITY END OF PERIOD .. $    33,254,941          5,268,342            226,676
                                         ===============    ===============    ===============

                                                                     (Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-4
STATEMENTS OF CHANGES IN
CONTRACT OWNERS' EQUITY, CONTINUED

STATEMENTS OF OPERATIONS, CONTINUED

SIX MONTH PERIODS ENDED JUNE 30, 2000, 1999 AND 1998
(UNAUDITED)

                                                          ACVPValue                                       DrySRGr
                                        --------------------------------------------   --------------------------------------------
                                             2000            1999            1998           2000            1999            1998
                                        ------------    ------------    ------------   ------------    ------------    ------------
INVESTMENT ACTIVITY:
   Reinvested dividends ............... $     29,260           9,053             168          1,657            --              --
   Mortality and expense charges
     (note 3) .........................         (901)           (249)            (51)        (1,993)            (99)           (122)
                                        ------------    ------------    ------------   ------------    ------------    ------------
     Net investment income ............       28,359           8,804             117           (336)            (99)           (122)
                                        ------------    ------------    ------------   ------------    ------------    ------------
   Proceeds from mutual fund
     shares sold ......................    2,926,834         295,226             534        628,180         120,939           1,346
   Cost of mutual fund shares sold ....   (3,136,420)       (284,769)           (545)      (468,376)       (108,188)         (1,257)
                                        ------------    ------------    ------------   ------------    ------------    ------------
     Realized gain (loss)
        on investments ................     (209,586)         10,457             (11)       159,804          12,751              89
   Change in unrealized gain (loss)
     on investments ...................       44,924          32,019          (2,244)       247,896         279,024           6,892
                                        ------------    ------------    ------------   ------------    ------------    ------------
     Net gain (loss) on investments ...     (164,662)         42,476          (2,255)       407,700         291,775           6,981
                                        ------------    ------------    ------------   ------------    ------------    ------------
   Reinvested capital gains ...........       74,870          85,768           1,997           --              --              --
                                        ------------    ------------    ------------   ------------    ------------    ------------
        Net increase (decrease) in
          contract owners' equity
          resulting from operations ...      (61,433)        137,048            (141)       407,364         291,676           6,859
                                        ------------    ------------    ------------   ------------    ------------    ------------
EQUITY TRANSACTIONS:
   Purchase payments received from
     contract owners ..................    1,219,547         176,091          32,868      2,576,367         832,645          87,657
   Transfers between funds ............      501,403         322,081          33,857      2,900,985       1,226,600          70,981
   Surrenders .........................      (95,479)           (304)           --          (39,840)         (1,662)           --
   Death benefits .....................         --              --              --           18,054            --              --
   Policy loans (net of repayments)
     (note 5) .........................       (2,233)         (3,899)           --          (86,551)         (3,215)           --
   Deductions for surrender charges
     (note 2d) ........................      (11,782)            (70)           --           (4,916)           (381)           --
   Redemptions to pay cost of insurance
     charges and administrative charges
     (notes 2b and 2c) ................     (103,772)        (52,837)         (1,189)      (574,232)       (169,150)         (3,968)
   Asset charges (note 3):
     FPVUL & VEL contracts ............       (4,410)         (2,095)           --          (21,326)         (5,631)             (9)
     MSP contracts ....................         (360)            (19)           --           (1,627)           (150)           --
     SL contracts .....................         (273)            (25)           --           (1,077)            (64)           --
                                        ------------    ------------    ------------   ------------    ------------    ------------
        Net equity transactions .......    1,502,641         438,923          65,536      4,765,837       1,878,992         154,661
                                        ------------    ------------    ------------   ------------    ------------    ------------
NET CHANGE IN CONTRACT OWNERS' EQUITY .    1,441,208         575,971          65,395      5,173,201       2,170,668         161,520
CONTRACT OWNERS' EQUITY
  BEGINNING OF PERIOD .................    1,983,372         626,960            --        8,500,092       1,371,928            --
                                        ------------    ------------    ------------   ------------    ------------    ------------
CONTRACT OWNERS' EQUITY END OF PERIOD.. $  3,424,580       1,202,931          65,395     13,673,293       3,542,596         161,520
                                        ============    ============    ============   ============    ============    ============

                                                              DryStkIx
                                           --------------------------------------------
                                                2000            1999            1998
                                           ------------    ------------    ------------
INVESTMENT ACTIVITY:
   Reinvested dividends ...............    $    771,912         189,209           4,686
   Mortality and expense charges
     (note 3) .........................        (128,829)        (11,188)           (395)
                                           ------------    ------------    ------------
     Net investment income ............         643,083         178,021           4,291
                                           ------------    ------------    ------------
   Proceeds from mutual fund
     shares sold ......................      10,608,231         291,895             265
   Cost of mutual fund shares sold ....      (8,027,040)       (262,192)           (248)
                                           ------------    ------------    ------------
     Realized gain (loss)
        on investments ................       2,581,191          29,703              17
   Change in unrealized gain (loss)
     on investments ...................      (3,016,509)      2,927,568          16,966
                                           ------------    ------------    ------------
     Net gain (loss) on investments ...        (435,318)      2,957,271          16,983
                                           ------------    ------------    ------------
   Reinvested capital gains ...........         168,748         117,757           2,002
                                           ------------    ------------    ------------
        Net increase (decrease) in
          contract owners' equity
          resulting from operations ...         376,513       3,253,049          23,276
                                           ------------    ------------    ------------
EQUITY TRANSACTIONS:
   Purchase payments received from
     contract owners ..................      29,080,494       6,615,300         206,258
   Transfers between funds ............      27,911,305      20,648,078         568,680
   Surrenders .........................        (595,139)        (45,916)           --
   Death benefits .....................          13,904          (5,779)           --
   Policy loans (net of repayments)
     (note 5) .........................        (291,193)        (49,573)           --
   Deductions for surrender charges
     (note 2d) ........................         (73,442)        (10,541)           --
   Redemptions to pay cost of insurance
     charges and administrative charges
     (notes 2b and 2c) ................      (3,880,162)     (1,371,572)        (16,990)
   Asset charges (note 3):
     FPVUL & VEL contracts ............        (126,887)        (49,022)           (127)
     MSP contracts ....................         (21,350)         (2,060)           --
     SL contracts .....................          (9,942)           (623)           --
                                           ------------    ------------    ------------
        Net equity transactions .......      52,007,588      25,728,292         757,821
                                           ------------    ------------    ------------
NET CHANGE IN CONTRACT OWNERS' EQUITY..      52,384,101      28,981,341         781,097
CONTRACT OWNERS' EQUITY
  BEGINNING OF PERIOD .................     121,419,884      14,374,570            --
                                           ------------    ------------    ------------
CONTRACT OWNERS' EQUITY END OF PERIOD..    $173,803,985      43,355,911         781,097
                                           ============    ============    ============

NATIONWIDE VLI SEPARATE ACCOUNT-4
STATEMENTS OF CHANGES IN
CONTRACT OWNERS' EQUITY, CONTINUED

STATEMENTS OF OPERATIONS, CONTINUED

SIX MONTH PERIODS ENDED JUNE 30, 2000, 1999 AND 1998
(UNAUDITED)

                                                           DryVApp                                       DryEuroEq
                                        --------------------------------------------    -------------------------------------------
                                            2000            1999            1998            2000            1999           1998
                                        ------------    ------------    ------------    ------------    ------------   ------------
INVESTMENT ACTIVITY:
   Reinvested dividends ............... $      1,274             266            --              --              --             --
   Mortality and expense charges
     (note 3) .........................      (27,403)         (4,053)            (50)           (282)           --             --
                                        ------------    ------------    ------------    ------------    ------------   ------------
     Net investment income ............      (26,129)         (3,787)            (50)           (282)           --             --
                                        ------------    ------------    ------------    ------------    ------------   ------------
   Proceeds from mutual fund
     shares sold ......................    2,447,416         176,810             320       2,289,522            --             --
   Cost of mutual fund shares sold ....   (2,312,847)       (156,849)           (307)     (2,289,687)           --             --
                                        ------------    ------------    ------------    ------------    ------------   ------------
     Realized gain (loss)
        on investments ................      134,569          19,961              13            (165)           --             --
   Change in unrealized gain (loss)
     on investments ...................      745,226         389,360           1,699         (23,409)           --             --
                                        ------------    ------------    ------------    ------------    ------------   ------------
     Net gain (loss) on investments ...      879,795         409,321           1,712         (23,574)           --             --
                                        ------------    ------------    ------------    ------------    ------------   ------------
   Reinvested capital gains ...........         --              --              --            23,556            --             --
                                        ------------    ------------    ------------    ------------    ------------   ------------
        Net increase (decrease) in
          contract owners' equity
          resulting from operations ...      853,666         405,534           1,662            (300)           --             --
                                        ------------    ------------    ------------    ------------    ------------   ------------
EQUITY TRANSACTIONS:
   Purchase payments received from
     contract owners ..................    7,390,144       1,038,097          36,429          38,382            --             --
   Transfers between funds ............    1,032,936       5,451,223          27,018         768,823            --             --
   Surrenders .........................      (30,647)           (422)           --              --              --             --
   Death benefits .....................         --              --              --              --              --             --
   Policy loans (net of repayments)
     (note 5) .........................      (35,082)        (13,901)           --               (10)           --             --
   Deductions for surrender charges
     (note 2d) ........................       (3,782)            (97)           --              --              --             --
   Redemptions to pay cost of insurance
     charges and administrative charges
     (notes 2b and 2c) ................     (587,615)       (230,341)         (2,171)        (10,115)           --             --
   Asset charges (note 3):
     FPVUL & VEL contracts ............      (15,860)         (6,124)            (14)           (444)           --             --
     MSP contracts ....................       (2,599)           (531)           --               (26)           --             --
     SL contracts .....................         (524)           (205)           --               (99)           --             --
                                        ------------    ------------    ------------    ------------    ------------   ------------
        Net equity transactions .......    7,746,971       6,237,699          61,262         796,511            --             --
                                        ------------    ------------    ------------    ------------    ------------   ------------
NET CHANGE IN CONTRACT OWNERS' EQUITY..    8,600,637       6,643,233          62,924         796,211            --             --
CONTRACT OWNERS' EQUITY
  BEGINNING OF PERIOD .................   18,925,797       1,548,425            --           134,673            --             --
                                        ------------    ------------    ------------    ------------    ------------   ------------
CONTRACT OWNERS' EQUITY END OF PERIOD.. $ 27,526,434       8,191,658          62,924         930,884            --             --
                                        ============    ============    ============    ============    ============   ============

                                                        FedQualBd2
                                        -------------------------------------------
                                            2000            1999           1998
                                        ------------    ------------   ------------
INVESTMENT ACTIVITY:
   Reinvested dividends ............... $    284,124            --             --
   Mortality and expense charges
     (note 3) .........................      (13,377)           --             --
                                        ------------    ------------   ------------
     Net investment income ............      270,747            --             --
                                        ------------    ------------   ------------
   Proceeds from mutual fund
     shares sold ......................    2,971,626            --             --
   Cost of mutual fund shares sold ....   (2,938,819)           --             --
                                        ------------    ------------   ------------
     Realized gain (loss)
        on investments ................       32,807            --             --
   Change in unrealized gain (loss)
     on investments ...................      607,373            --             --
                                        ------------    ------------   ------------
     Net gain (loss) on investments ...      640,180            --             --
                                        ------------    ------------   ------------
   Reinvested capital gains ...........         --              --             --
                                        ------------    ------------   ------------
        Net increase (decrease) in
          contract owners' equity
          resulting from operations ...      910,927            --             --
                                        ------------    ------------   ------------
EQUITY TRANSACTIONS:
   Purchase payments received from
     contract owners ..................    5,330,864            --             --
   Transfers between funds ............   13,190,414           1,849           --
   Surrenders .........................         --              --             --
   Death benefits .....................         --              --             --
   Policy loans (net of repayments)
     (note 5) .........................       (1,402)           --             --
   Deductions for surrender charges
     (note 2d) ........................         --              --             --
   Redemptions to pay cost of insurance
     charges and administrative charges
     (notes 2b and 2c) ................     (192,865)           --             --
   Asset charges (note 3):
     FPVUL & VEL contracts ............         (507)           --             --
     MSP contracts ....................         (235)           --             --
     SL contracts .....................          (78)           --             --
                                        ------------    ------------   ------------
        Net equity transactions .......   18,326,191           1,849           --
                                        ------------    ------------   ------------
NET CHANGE IN CONTRACT OWNERS' EQUITY..   19,237,118           1,849           --
CONTRACT OWNERS' EQUITY
  BEGINNING OF PERIOD .................   11,183,320            --             --
                                        ------------    ------------   ------------
CONTRACT OWNERS' EQUITY END OF PERIOD.. $ 30,420,438           1,849           --
                                        ============    ============   ============


                                                                     (Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-4
STATEMENTS OF CHANGES IN
CONTRACT OWNERS' EQUITY, CONTINUED

STATEMENTS OF OPERATIONS, CONTINUED

SIX MONTH PERIODS ENDED JUNE 30, 2000, 1999 AND 1998
(UNAUDITED)

                                                          FidVEqInS                                      FidVGrS
                                        --------------------------------------------   --------------------------------------------
                                            2000            1999            1998           2000            1999            1998
                                        ------------    ------------    ------------   ------------    ------------    ------------
INVESTMENT ACTIVITY:
   Reinvested dividends ............... $    275,597          97,065            --           46,538           8,639            --
   Mortality and expense charges
     (note 3) .........................       (4,713)           (880)           (290)       (43,465)         (1,047)           (104)
                                        ------------    ------------    ------------   ------------    ------------    ------------
     Net investment income ............      270,884          96,185            (290)         3,073           7,592            (104)
                                        ------------    ------------    ------------   ------------    ------------    ------------
   Proceeds from mutual fund
     shares sold ......................    3,837,286         538,948             598      3,558,623         549,969             148
   Cost of mutual fund shares sold ....   (3,966,529)       (515,249)           (584)    (2,889,389)       (491,307)           (140)
                                        ------------    ------------    ------------   ------------    ------------    ------------
     Realized gain (loss)
        on investments ................     (129,243)         23,699              14        669,234          58,662               8
   Change in unrealized gain (loss)
     on investments ...................   (1,557,513)        671,783             645     (3,155,891)        396,062           7,596
                                        ------------    ------------    ------------   ------------    ------------    ------------
     Net gain (loss) on investments ...   (1,686,756)        695,482             659     (2,486,657)        454,724           7,604
                                        ------------    ------------    ------------   ------------    ------------    ------------
   Reinvested capital gains ...........    1,063,019         214,564            --        5,556,689         543,154            --
                                        ------------    ------------    ------------   ------------    ------------    ------------
        Net increase (decrease) in
          contract owners' equity
          resulting from operations ...     (352,853)      1,006,231             369      3,073,105       1,005,470           7,500
                                        ------------    ------------    ------------   ------------    ------------    ------------
EQUITY TRANSACTIONS:
   Purchase payments received from
     contract owners ..................    3,993,529       1,566,458         133,058     18,575,862       2,261,598          57,519
   Transfers between funds ............    2,723,827       3,062,490         416,247     17,620,210       6,908,299         187,661
   Surrenders .........................     (149,204)        (42,023)           --         (241,037)        (16,552)           --
   Death benefits .....................       (6,617)           --              --           (2,397)           --              --
   Policy loans (net of repayments)
     (note 5) .........................     (234,587)        (16,338)           --         (330,794)        (31,688)           --
   Deductions for surrender charges
     (note 2d) ........................      (18,412)         (9,647)           --          (29,745)         (3,800)           --
   Redemptions to pay cost of insurance
     charges and administrative charges
     (notes 2b and 2c) ................     (722,256)       (473,507)        (12,521)    (2,171,140)       (520,436)         (6,160)
   Asset charges (note 3):
     FPVUL & VEL contracts ............      (30,710)        (17,897)            (39)       (76,791)        (16,801)            (68)
     MSP contracts ....................       (1,812)           (189)           --          (10,608)           (760)           --
     SL contracts .....................       (2,792)           (584)           --           (5,332)           (425)           --
                                        ------------    ------------    ------------   ------------    ------------    ------------
        Net equity transactions .......    5,550,966       4,068,763         536,745     33,328,228       8,579,435         238,952
                                        ------------    ------------    ------------   ------------    ------------    ------------
NET CHANGE IN CONTRACT OWNERS' EQUITY..    5,198,113       5,074,994         537,114     36,401,333       9,584,906         246,452
CONTRACT OWNERS' EQUITY
  BEGINNING OF PERIOD .................   16,041,167       5,769,362            --       42,427,286       3,567,895            --
                                        ------------    ------------    ------------   ------------    ------------    ------------
CONTRACT OWNERS' EQUITY END OF PERIOD.. $ 21,239,280      10,844,356         537,114     78,828,619      13,152,801         246,452
                                        ============    ============    ============   ============    ============    ============

                                                          FidVHiInS
                                         --------------------------------------------
                                             2000            1999            1998
                                         ------------    ------------    ------------
INVESTMENT ACTIVITY:
   Reinvested dividends ...............  $    711,532         364,862            --
   Mortality and expense charges
     (note 3) .........................        (9,924)            (45)           (235)
                                         ------------    ------------    ------------
     Net investment income ............       701,608         364,817            (235)
                                         ------------    ------------    ------------
   Proceeds from mutual fund
     shares sold ......................     1,661,700         363,495             203
   Cost of mutual fund shares sold ....    (1,763,880)       (409,632)           (198)
                                         ------------    ------------    ------------
     Realized gain (loss)
        on investments ................      (102,180)        (46,137)              5
   Change in unrealized gain (loss)
     on investments ...................    (1,338,470)        (20,396)              4
                                         ------------    ------------    ------------
     Net gain (loss) on investments ...    (1,440,650)        (66,533)              9
                                         ------------    ------------    ------------
   Reinvested capital gains ...........          --            13,640            --
                                         ------------    ------------    ------------
        Net increase (decrease) in
          contract owners' equity
          resulting from operations ...      (739,042)        311,924            (226)
                                         ------------    ------------    ------------
EQUITY TRANSACTIONS:
   Purchase payments received from
     contract owners ..................     5,239,754         705,210         199,669
   Transfers between funds ............     3,951,672       1,419,320         153,686
   Surrenders .........................      (451,963)         (8,278)           --
   Death benefits .....................          --            (3,510)           --
   Policy loans (net of repayments)
     (note 5) .........................       (44,476)         (3,888)           --
   Deductions for surrender charges
     (note 2d) ........................       (55,774)         (1,901)           --
   Redemptions to pay cost of insurance
     charges and administrative charges
     (notes 2b and 2c) ................      (323,647)       (203,503)         (7,813)
   Asset charges (note 3):
     FPVUL & VEL contracts ............       (11,457)         (7,794)            (12)
     MSP contracts ....................        (1,783)           (286)           --
     SL contracts .....................        (1,373)           (147)           --
                                         ------------    ------------    ------------
        Net equity transactions .......     8,300,953       1,895,223         345,530
                                         ------------    ------------    ------------
NET CHANGE IN CONTRACT OWNERS' EQUITY..     7,561,911       2,207,147         345,304
CONTRACT OWNERS' EQUITY
  BEGINNING OF PERIOD .................     9,103,964       3,524,476            --
                                         ------------    ------------    ------------
CONTRACT OWNERS' EQUITY END OF PERIOD..  $ 16,665,875       5,731,623         345,304
                                         ============    ============    ============

NATIONWIDE VLI SEPARATE ACCOUNT-4
STATEMENTS OF CHANGES IN
CONTRACT OWNERS' EQUITY, CONTINUED

STATEMENTS OF OPERATIONS, CONTINUED

SIX MONTH PERIODS ENDED JUNE 30, 2000, 1999 AND 1998
(UNAUDITED)

                                                         FidVOvSeS                                       FidVConS
                                        --------------------------------------------   --------------------------------------------
                                            2000            1999            1998           2000            1999            1998
                                        ------------    ------------    ------------   ------------    ------------    ------------
INVESTMENT ACTIVITY:
   Reinvested dividends ............... $    217,766          21,110            --           93,712          26,713            --
   Mortality and expense charges
     (note 3) .........................      (21,839)         (3,330)            (84)       (10,634)           (281)           (206)
                                        ------------    ------------    ------------   ------------    ------------    ------------
     Net investment income ............      195,927          17,780             (84)        83,078          26,432            (206)
                                        ------------    ------------    ------------   ------------    ------------    ------------
   Proceeds from mutual fund
     shares sold ......................   12,769,255       1,996,357             743        949,908         387,570             931
   Cost of mutual fund shares sold ....  (12,774,643)     (1,902,122)           (725)      (711,239)       (340,408)           (902)
                                        ------------    ------------    ------------   ------------    ------------    ------------
     Realized gain (loss)
        on investments ................       (5,388)         94,235              18        238,669          47,162              29
   Change in unrealized gain (loss)
     on investments ...................   (2,371,398)        215,378            (696)    (4,058,941)        538,717          16,287
                                        ------------    ------------    ------------   ------------    ------------    ------------
     Net gain (loss) on investments ...   (2,376,786)        309,613            (678)    (3,820,272)        585,879          16,316
                                        ------------    ------------    ------------   ------------    ------------    ------------
   Reinvested capital gains ...........    1,409,432          34,048            --        3,401,735         195,897            --
                                        ------------    ------------    ------------   ------------    ------------    ------------
        Net increase (decrease) in
          contract owners' equity
          resulting from operations ...     (771,427)        361,441            (762)      (335,459)        808,208          16,110
                                        ------------    ------------    ------------   ------------    ------------    ------------
EQUITY TRANSACTIONS:
   Purchase payments received from
     contract owners ..................    5,972,565         263,487          29,968      6,356,018       2,006,414         124,447
   Transfers between funds ............    5,696,777       3,449,111          70,326      9,171,009       4,828,912         352,366
   Surrenders .........................      (36,749)           (134)           --         (194,316)        (13,617)           --
   Death benefits .....................       (9,309)           --              --           (8,967)         (3,073)           --
   Policy loans (net of repayments)
     (note 5) .........................      (49,578)         (3,333)           --         (176,404)         (9,438)           --
   Deductions for surrender charges
     (note 2d) ........................       (4,535)            (31)           --          (23,979)         (3,126)           --
   Redemptions to pay cost of insurance
     charges and administrative charges
     (notes 2b and 2c) ................     (420,955)       (105,852)         (3,532)    (1,319,752)       (467,740)         (8,898)
   Asset charges (note 3):
     FPVUL & VEL contracts ............      (12,353)         (3,446)            (12)       (52,628)        (17,574)            (51)
     MSP contracts ....................       (4,092)           (133)           --           (6,000)           (429)           --
     SL contracts .....................       (1,077)           (134)           --           (2,112)           (171)           --
                                        ------------    ------------    ------------   ------------    ------------    ------------
        Net equity transactions .......   11,130,694       3,599,535          96,750     13,742,869       6,320,158         467,864
                                        ------------    ------------    ------------   ------------    ------------    ------------
NET CHANGE IN CONTRACT OWNERS' EQUITY..   10,359,267       3,960,976          95,988     13,407,410       7,128,366         483,974
CONTRACT OWNERS' EQUITY
  BEGINNING OF PERIOD .................   13,105,151       1,074,715            --       24,600,286       4,744,546            --
                                        ------------    ------------    ------------   ------------    ------------    ------------
CONTRACT OWNERS' EQUITY END OF PERIOD.. $ 23,464,418       5,035,691          95,988     38,007,696      11,872,912         483,974
                                        ============    ============    ============   ============    ============    ============

                                                             FidVGrOpS
                                           --------------------------------------------
                                               2000            1999            1998
                                           ------------    ------------    ------------
INVESTMENT ACTIVITY:
   Reinvested dividends ...............    $    125,878          28,246            --
   Mortality and expense charges
     (note 3) .........................          (4,248)           (309)            (71)
                                           ------------    ------------    ------------
     Net investment income ............         121,630          27,937             (71)
                                           ------------    ------------    ------------
   Proceeds from mutual fund
     shares sold ......................       1,196,438         148,702             386
   Cost of mutual fund shares sold ....      (1,149,693)       (138,969)           (377)
                                           ------------    ------------    ------------
     Realized gain (loss)
        on investments ................          46,745           9,733               9
   Change in unrealized gain (loss)
     on investments ...................      (1,175,929)        237,759           2,047
                                           ------------    ------------    ------------
     Net gain (loss) on investments ...      (1,129,184)        247,492           2,056
                                           ------------    ------------    ------------
   Reinvested capital gains ...........         662,022          55,207            --
                                           ------------    ------------    ------------
        Net increase (decrease) in
          contract owners' equity
          resulting from operations ...        (345,532)        330,636           1,985
                                           ------------    ------------    ------------
EQUITY TRANSACTIONS:
   Purchase payments received from
     contract owners ..................       2,248,241       1,032,001          41,926
   Transfers between funds ............       1,226,971       2,700,468         102,131
   Surrenders .........................         (34,444)        (11,730)           --
   Death benefits .....................          (6,863)         (5,534)           --
   Policy loans (net of repayments)
     (note 5) .........................         (41,756)         (3,328)           --
   Deductions for surrender charges
     (note 2d) ........................          (4,251)         (2,693)           --
   Redemptions to pay cost of insurance
     charges and administrative charges
     (notes 2b and 2c) ................        (477,525)       (219,814)         (3,512)
   Asset charges (note 3):
     FPVUL & VEL contracts ............         (18,987)         (8,628)            (34)
     MSP contracts ....................          (1,587)           (465)           --
     SL contracts .....................          (1,510)           (656)           --
                                           ------------    ------------    ------------
        Net equity transactions .......       2,888,289       3,479,621         140,511
                                           ------------    ------------    ------------
NET CHANGE IN CONTRACT OWNERS' EQUITY..       2,542,757       3,810,257         142,496
CONTRACT OWNERS' EQUITY
  BEGINNING OF PERIOD .................      10,194,072       2,419,614            --
                                           ------------    ------------    ------------
CONTRACT OWNERS' EQUITY END OF PERIOD..    $ 12,736,829       6,229,871         142,496
                                           ============    ============    ============


                                                                     (Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-4
STATEMENTS OF CHANGES IN
CONTRACT OWNERS' EQUITY, CONTINUED

STATEMENTS OF OPERATIONS, CONTINUED

SIX MONTH PERIODS ENDED JUNE 30, 2000, 1999 AND 1998
(UNAUDITED)

                                                           JanACapApS                                   JanAGlTchS
                                          -------------------------------------------   -------------------------------------------
                                              2000            1999           1998           2000            1999           1998
                                          ------------    ------------   ------------   ------------    ------------   ------------
INVESTMENT ACTIVITY:
   Reinvested dividends ...............   $      3,832            --             --             --              --             --
   Mortality and expense charges
     (note 3) .........................           (428)           --             --             (844)           --             --
                                          ------------    ------------   ------------   ------------    ------------   ------------
     Net investment income ............          3,404            --             --             (844)           --             --
                                          ------------    ------------   ------------   ------------    ------------   ------------
   Proceeds from mutual fund
     shares sold ......................        168,690            --             --          944,554            --             --
   Cost of mutual fund shares sold ....       (168,094)           --             --         (969,925)           --             --
                                          ------------    ------------   ------------   ------------    ------------   ------------
     Realized gain (loss)
        on investments ................            596            --             --          (25,371)           --             --
   Change in unrealized gain (loss)
     on investments ...................       (483,525)           --             --         (454,800)           --             --
                                          ------------    ------------   ------------   ------------    ------------   ------------
     Net gain (loss) on investments ...       (482,929)           --             --         (480,171)           --             --
                                          ------------    ------------   ------------   ------------    ------------   ------------
   Reinvested capital gains ...........           --              --             --             --              --             --
                                          ------------    ------------   ------------   ------------    ------------   ------------
        Net increase (decrease) in
          contract owners' equity
          resulting from operations ...       (479,525)           --             --         (481,015)           --             --
                                          ------------    ------------   ------------   ------------    ------------   ------------
EQUITY TRANSACTIONS:
   Purchase payments received from
     contract owners ..................      1,432,701            --             --        2,311,477            --             --
   Transfers between funds ............      8,796,661            --             --       11,490,449            --             --
   Surrenders .........................        (10,876)           --             --           (7,387)           --             --
   Death benefits .....................           --              --             --             --              --             --
   Policy loans (net of repayments)
     (note 5) .........................        (33,404)           --             --          (21,467)           --             --
   Deductions for surrender charges
     (note 2d) ........................         (1,342)           --             --             (912)           --             --
   Redemptions to pay cost of insurance
     charges and administrative charges
     (notes 2b and 2c) ................       (162,848)           --             --         (217,644)           --             --
   Asset charges (note 3):
     FPVUL & VEL contracts ............         (6,939)           --             --           (8,487)           --             --
     MSP contracts ....................           (686)           --             --           (1,768)           --             --
     SL contracts .....................           (190)           --             --             (149)           --             --
                                          ------------    ------------   ------------   ------------    ------------   ------------
        Net equity transactions .......     10,013,077            --             --       13,544,112            --             --
                                          ------------    ------------   ------------   ------------    ------------   ------------
NET CHANGE IN CONTRACT OWNERS' EQUITY .      9,533,552            --             --       13,063,097            --             --
CONTRACT OWNERS' EQUITY
  BEGINNING OF PERIOD .................           --              --             --             --              --             --
                                          ------------    ------------   ------------   ------------    ------------   ------------
CONTRACT OWNERS' EQUITY END OF PERIOD .   $  9,533,552            --             --       13,063,097            --             --
                                          ============    ============   ============   ============    ============   ============

                                                             JanAIntGrS
                                            -------------------------------------------
                                                2000            1999           1998
                                            ------------    ------------   ------------
INVESTMENT ACTIVITY:
   Reinvested dividends ...............     $       --              --             --
   Mortality and expense charges
     (note 3) .........................           (1,131)           --             --
                                            ------------    ------------   ------------
     Net investment income ............           (1,131)           --             --
                                            ------------    ------------   ------------
   Proceeds from mutual fund
     shares sold ......................        1,179,911            --             --
   Cost of mutual fund shares sold ....       (1,162,710)           --             --
                                            ------------    ------------   ------------
     Realized gain (loss)
        on investments ................           17,201            --             --
   Change in unrealized gain (loss)
     on investments ...................         (606,421)           --             --
                                            ------------    ------------   ------------
     Net gain (loss) on investments ...         (589,220)           --             --
                                            ------------    ------------   ------------
   Reinvested capital gains ...........             --              --             --
                                            ------------    ------------   ------------
        Net increase (decrease) in
          contract owners' equity
          resulting from operations ...         (590,351)           --             --
                                            ------------    ------------   ------------
EQUITY TRANSACTIONS:
   Purchase payments received from
     contract owners ..................          976,080            --             --
   Transfers between funds ............        8,799,640            --             --
   Surrenders .........................          (10,798)           --             --
   Death benefits .....................             (930)           --             --
   Policy loans (net of repayments)
     (note 5) .........................              466            --             --
   Deductions for surrender charges
     (note 2d) ........................           (1,333)           --             --
   Redemptions to pay cost of insurance
     charges and administrative charges
     (notes 2b and 2c) ................         (128,136)           --             --
   Asset charges (note 3):
     FPVUL & VEL contracts ............           (5,657)           --             --
     MSP contracts ....................             (463)           --             --
     SL contracts .....................             (110)           --             --
                                            ------------    ------------   ------------
        Net equity transactions .......        9,628,759            --             --
                                            ------------    ------------   ------------
NET CHANGE IN CONTRACT OWNERS' EQUITY .        9,038,408            --             --
CONTRACT OWNERS' EQUITY
  BEGINNING OF PERIOD .................             --              --             --
                                            ------------    ------------   ------------
CONTRACT OWNERS' EQUITY END OF PERIOD .     $  9,038,408            --             --
                                            ============    ============   ============

NATIONWIDE VLI SEPARATE ACCOUNT-4
STATEMENTS OF CHANGES IN
CONTRACT OWNERS' EQUITY, CONTINUED

STATEMENTS OF OPERATIONS, CONTINUED

SIX MONTH PERIODS ENDED JUNE 30, 2000, 1999 AND 1998
(UNAUDITED)

                                                           MSEmMkt                                      MSMidCapGr
                                        --------------------------------------------   -------------------------------------------
                                            2000            1999            1998           2000            1999           1998
                                        ------------    ------------    ------------   ------------    ------------   ------------
INVESTMENT ACTIVITY:
   Reinvested dividends ............... $       --              --              --             --              --             --
   Mortality and expense charges
     (note 3) .........................         (440)             (6)             (9)            (6)           --             --
                                        ------------    ------------    ------------   ------------    ------------   ------------
     Net investment income ............         (440)             (6)             (9)            (6)           --             --
                                        ------------    ------------    ------------   ------------    ------------   ------------
   Proceeds from mutual fund
     shares sold ......................      496,119          41,666             669        263,466            --             --
   Cost of mutual fund shares sold ....     (465,395)        (39,559)           (670)      (239,516)           --             --
                                        ------------    ------------    ------------   ------------    ------------   ------------
     Realized gain (loss)
        on investments ................       30,724           2,107              (1)        23,950            --             --
   Change in unrealized gain (loss)
     on investments ...................       24,341          34,614            (791)          (106)           --             --
                                        ------------    ------------    ------------   ------------    ------------   ------------
     Net gain (loss) on investments ...       55,065          36,721            (792)        23,844            --             --
                                        ------------    ------------    ------------   ------------    ------------   ------------
   Reinvested capital gains ...........         --              --              --             --              --             --
                                        ------------    ------------    ------------   ------------    ------------   ------------
        Net increase (decrease) in
          contract owners' equity
          resulting from operations ...       54,625          36,716            (801)        23,838            --             --
                                        ------------    ------------    ------------   ------------    ------------   ------------
EQUITY TRANSACTIONS:
   Purchase payments received from
     contract owners ..................      245,388          37,535           9,498            116            --             --
   Transfers between funds ............      351,382         240,333           5,908           (945)           --             --
   Surrenders .........................           (5)            (12)           --             --              --             --
   Death benefits .....................         --              --              --             --              --             --
   Policy loans (net of repayments)
     (note 5) .........................       (2,123)           (298)           --             --              --             --
   Deductions for surrender charges
     (note 2d) ........................           (1)             (3)           --             --              --             --
   Redemptions to pay cost of insurance
     charges and administrative charges
     (notes 2b and 2c) ................      (29,307)        (11,298)           (406)          (530)           --             --
   Asset charges (note 3):
     FPVUL & VEL contracts ............       (1,277)           (492)             (4)            (4)           --             --
     MSP contracts ....................          (22)             (1)           --             --              --             --
     SL contracts .....................         (119)           --              --             --              --             --
                                        ------------    ------------    ------------   ------------    ------------   ------------
        Net equity transactions .......      563,916         265,763          14,996         (1,363)           --             --
                                        ------------    ------------    ------------   ------------    ------------   ------------
NET CHANGE IN CONTRACT OWNERS' EQUITY .      618,541         302,479          14,195         22,475            --             --
CONTRACT OWNERS' EQUITY
  BEGINNING OF PERIOD .................      689,792         157,510            --             --              --             --
                                        ------------    ------------    ------------   ------------    ------------   ------------
CONTRACT OWNERS' EQUITY END OF PERIOD . $  1,308,333         459,989          14,195         22,475            --             --
                                        ============    ============    ============   ============    ============   ============

                                                             NSATBal
                                           --------------------------------------------
                                               2000            1999            1998
                                           ------------    ------------    ------------
INVESTMENT ACTIVITY:
   Reinvested dividends ............... $        91,156          25,497             629
   Mortality and expense charges
     (note 3) .........................          (2,351)           (271)            (53)
                                           ------------    ------------    ------------
     Net investment income ............          88,805          25,226             576
                                           ------------    ------------    ------------
   Proceeds from mutual fund
     shares sold ......................       3,826,706         100,061             203
   Cost of mutual fund shares sold ....      (3,773,344)        (95,076)           (202)
                                           ------------    ------------    ------------
     Realized gain (loss)
        on investments ................          53,362           4,985               1
   Change in unrealized gain (loss)
     on investments ...................          43,492          51,109            (151)
                                           ------------    ------------    ------------
     Net gain (loss) on investments ...          96,854          56,094            (150)
                                           ------------    ------------    ------------
   Reinvested capital gains ...........            --                24            --
                                           ------------    ------------    ------------
        Net increase (decrease) in
          contract owners' equity
          resulting from operations ...         185,659          81,344             426
                                           ------------    ------------    ------------
EQUITY TRANSACTIONS:
   Purchase payments received from
     contract owners ..................         785,575         283,243          42,101
   Transfers between funds ............       2,238,788         736,828          33,676
   Surrenders .........................         (58,259)         (2,842)           --
   Death benefits .....................            --              --              --
   Policy loans (net of repayments)
     (note 5) .........................         (11,658)         (1,766)           --
   Deductions for surrender charges
     (note 2d) ........................          (7,189)           (652)           --
   Redemptions to pay cost of insurance
     charges and administrative charges
     (notes 2b and 2c) ................        (131,283)        (72,021)           (896)
   Asset charges (note 3):
     FPVUL & VEL contracts ............          (4,811)         (2,474)             (1)
     MSP contracts ....................          (1,193)           (166)           --
     SL contracts .....................            (805)           (134)           --
                                           ------------    ------------    ------------
        Net equity transactions .......       2,809,165         940,016          74,880
                                           ------------    ------------    ------------
NET CHANGE IN CONTRACT OWNERS' EQUITY .       2,994,824       1,021,360          75,306
CONTRACT OWNERS' EQUITY
  BEGINNING OF PERIOD .................       3,483,413         731,439            --
                                           ------------    ------------    ------------
CONTRACT OWNERS' EQUITY END OF PERIOD . $     6,478,237       1,752,799          75,306
                                           ============    ============    ============


                                                                     (Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-4
STATEMENTS OF CHANGES IN
CONTRACT OWNERS' EQUITY, CONTINUED

STATEMENTS OF OPERATIONS, CONTINUED

SIX MONTH PERIODS ENDED JUNE 30, 2000, 1999 AND 1998
(UNAUDITED)

                                                         NSATCapAp                                      NSATEqInc
                                        --------------------------------------------   --------------------------------------------
                                            2000            1999            1998           2000            1999            1998
                                        ------------    ------------    ------------   ------------    ------------    ------------
INVESTMENT ACTIVITY:
   Reinvested dividends ............... $     41,174          29,197             718          4,901             831               5
   Mortality and expense charges
     (note 3) .........................       (4,597)           (482)           (178)          (185)            (52)             (1)
                                        ------------    ------------    ------------   ------------    ------------    ------------
     Net investment income ............       36,577          28,715             540          4,716             779               4
                                        ------------    ------------    ------------   ------------    ------------    ------------
   Proceeds from mutual fund
     shares sold ......................    4,569,789         245,412             258        190,358          40,779            --
   Cost of mutual fund shares sold ....   (4,887,807)       (238,207)           (245)      (156,451)        (36,588)           --
                                        ------------    ------------    ------------   ------------    ------------    ------------
     Realized gain (loss)
        on investments ................     (318,018)          7,205              13         33,907           4,191            --
   Change in unrealized gain (loss)
     on investments ...................      659,483       1,215,972           9,642        (12,135)         26,837              52
                                        ------------    ------------    ------------   ------------    ------------    ------------
     Net gain (loss) on investments ...      341,465       1,223,177           9,655         21,772          31,028              52
                                        ------------    ------------    ------------   ------------    ------------    ------------
   Reinvested capital gains ...........         --              --              --             --               202            --
                                        ------------    ------------    ------------   ------------    ------------    ------------
        Net increase (decrease) in
          contract owners' equity
          resulting from operations ...      378,042       1,251,892          10,195         26,488          32,009              56
                                        ------------    ------------    ------------   ------------    ------------    ------------
EQUITY TRANSACTIONS:
   Purchase payments received from
     contract owners ..................    4,208,447       2,213,028         116,824        124,596          41,817             258
   Transfers between funds ............    1,585,624       4,024,027         255,494        675,922         128,384           2,605
   Surrenders .........................     (185,074)        (39,415)           --           (4,679)            (28)           --
   Death benefits .....................       12,810          (1,334)           --             --              --              --
   Policy loans (net of repayments)
     (note 5) .........................     (166,194)        (41,758)           --          (16,816)           --              --
   Deductions for surrender charges
     (note 2d) ........................      (22,839)         (9,049)           --             (577)             (7)           --
   Redemptions to pay cost of insurance
     charges and administrative charges
     (notes 2b and 2c) ................   (1,155,411)       (644,801)        (12,442)       (54,152)        (17,230)           (142)
   Asset charges (note 3):
     FPVUL & VEL contracts ............      (41,598)        (21,904)            (64)        (2,089)           (696)           --
     MSP contracts ....................       (2,475)           (336)           --             (267)             (1)           --
     SL contracts .....................       (2,374)           (476)           --             (251)            (13)           --
                                        ------------    ------------    ------------   ------------    ------------    ------------
        Net equity transactions .......    4,230,916       5,477,982         359,812        721,687         152,226           2,721
                                        ------------    ------------    ------------   ------------    ------------    ------------
NET CHANGE IN CONTRACT OWNERS' EQUITY..    4,608,958       6,729,874         370,007        748,175         184,236           2,777
CONTRACT OWNERS' EQUITY
  BEGINNING OF PERIOD .................   21,395,819       6,313,574            --          921,674         244,014            --
                                        ------------    ------------    ------------   ------------    ------------    ------------
CONTRACT OWNERS' EQUITY END OF PERIOD.. $ 26,004,777      13,043,448         370,007      1,669,849         428,250           2,777
                                        ============    ============    ============   ============    ============    ============

                                                            NSATGlob50
                                           --------------------------------------------
                                               2000            1999            1998
                                           ------------    ------------    ------------
INVESTMENT ACTIVITY:
   Reinvested dividends ...............    $    199,386           8,358             163
   Mortality and expense charges
     (note 3) .........................         (15,219)           (470)            (23)
                                           ------------    ------------    ------------
     Net investment income ............         184,167           7,888             140
                                           ------------    ------------    ------------
   Proceeds from mutual fund
     shares sold ......................       1,709,814          30,576             345
   Cost of mutual fund shares sold ....      (1,557,031)        (29,256)           (343)
                                           ------------    ------------    ------------
     Realized gain (loss)
        on investments ................         152,783           1,320               2
   Change in unrealized gain (loss)
     on investments ...................        (185,548)         57,525             (82)
                                           ------------    ------------    ------------
     Net gain (loss) on investments ...         (32,765)         58,845             (80)
                                           ------------    ------------    ------------
   Reinvested capital gains ...........            --             1,868            --
                                           ------------    ------------    ------------
        Net increase (decrease) in
          contract owners' equity
          resulting from operations ...         151,402          68,600              60
                                           ------------    ------------    ------------
EQUITY TRANSACTIONS:
   Purchase payments received from
     contract owners ..................       8,788,270         202,445           9,873
   Transfers between funds ............       1,104,026       2,858,333          17,116
   Surrenders .........................          (3,815)         (3,121)           --
   Death benefits .....................            --            (6,264)           --
   Policy loans (net of repayments)
     (note 5) .........................         (11,225)           (441)           --
   Deductions for surrender charges
     (note 2d) ........................            (471)           (717)           --
   Redemptions to pay cost of insurance
     charges and administrative charges
     (notes 2b and 2c) ................        (193,211)        (45,932)           (982)
   Asset charges (note 3):
     FPVUL & VEL contracts ............          (4,637)         (1,743)           --
     MSP contracts ....................         (22,704)            (11)           --
     SL contracts .....................            (236)            (10)           --
                                           ------------    ------------    ------------
        Net equity transactions .......       9,655,997       3,002,539          26,007
                                           ------------    ------------    ------------
NET CHANGE IN CONTRACT OWNERS' EQUITY..       9,807,399       3,071,139          26,067
CONTRACT OWNERS' EQUITY
  BEGINNING OF PERIOD .................      15,299,976         493,998            --
                                           ------------    ------------    ------------
CONTRACT OWNERS' EQUITY END OF PERIOD..    $ 25,107,375       3,565,137          26,067
                                           ============    ============    ============

NATIONWIDE VLI SEPARATE ACCOUNT-4
STATEMENTS OF CHANGES IN
CONTRACT OWNERS' EQUITY, CONTINUED

STATEMENTS OF OPERATIONS, CONTINUED

SIX MONTH PERIODS ENDED JUNE 30, 2000, 1999 AND 1998
(UNAUDITED)

                                                         NSATGvtBd                                      NSATHIncBd
                                        --------------------------------------------   --------------------------------------------
                                             2000            1999            1998           2000            1999            1998
                                        ------------    ------------    ------------   ------------    ------------    ------------
INVESTMENT ACTIVITY:
   Reinvested dividends ............... $    935,655         327,163           3,794        467,413          51,377             818
   Mortality and expense charges
     (note 3) .........................      (41,143)        (14,720)           (147)        (4,264)           (367)            (32)
                                        ------------    ------------    ------------   ------------    ------------    ------------
     Net investment income ............      894,512         312,444           3,647        463,149          51,011             786
                                        ------------    ------------    ------------   ------------    ------------    ------------
   Proceeds from mutual fund
     shares sold ......................    3,374,558         569,121             702      1,989,700         233,450             400
   Cost of mutual fund shares sold ....   (3,522,459)       (590,441)           (708)    (2,166,364)       (232,403)           (401)
                                        ------------    ------------    ------------   ------------    ------------    ------------
     Realized gain (loss)
        on investments ................     (147,901)        (21,320)             (6)      (176,664)          1,047              (1)
   Change in unrealized gain (loss)
     on investments ...................      350,373        (488,411)           (566)      (422,277)        (26,063)           (435)
                                        ------------    ------------    ------------   ------------    ------------    ------------
     Net gain (loss) on investments ...      202,472        (509,731)           (572)      (598,941)        (25,016)           (436)
                                        ------------    ------------    ------------   ------------    ------------    ------------
   Reinvested capital gains ...........         --              --              --             --               645            --
                                        ------------    ------------    ------------   ------------    ------------    ------------
        Net increase (decrease) in
          contract owners' equity
          resulting from operations ...    1,096,984        (197,287)          3,075       (135,792)         26,640             350
                                        ------------    ------------    ------------   ------------    ------------    ------------
EQUITY TRANSACTIONS:
   Purchase payments received from
     contract owners ..................    9,659,631         992,725         136,989      1,263,681         193,498          21,117
   Transfers between funds ............    3,375,982       7,668,165          56,866        688,769         277,035          14,484
   Surrenders .........................      (38,031)         (3,001)           --           (7,540)           (247)           --
   Death benefits .....................         (652)           --              --             (242)           --              --
   Policy loans (net of repayments)
     (note 5) .........................      (81,742)         (1,175)           --          (26,589)           (287)           --
   Deductions for surrender charges
     (note 2d) ........................       (4,693)           (689)           --             (931)            (57)           --
   Redemptions to pay cost of insurance
     charges and administrative charges
     (notes 2b and 2c) ................     (565,154)       (276,820)         (2,105)      (129,604)        (44,247)           (543)
   Asset charges (note 3):
     FPVUL & VEL contracts ............       (9,577)         (5,694)             (1)        (2,742)         (1,707)             (3)
     MSP contracts ....................       (1,296)           (182)           --             (430)           (184)           --
     SL contracts .....................       (3,774)           (173)           --              (31)             (2)           --
                                        ------------    ------------    ------------   ------------    ------------    ------------
        Net equity transactions .......   12,330,694       8,373,156         191,749      1,784,341         423,802          35,055
                                        ------------    ------------    ------------   ------------    ------------    ------------
NET CHANGE IN CONTRACT OWNERS' EQUITY..   13,427,678       8,175,869         194,824      1,648,549         450,442          35,405
CONTRACT OWNERS' EQUITY
  BEGINNING OF PERIOD .................   19,626,076       4,697,908            --        8,168,286         971,017            --
                                        ------------    ------------    ------------   ------------    ------------    ------------
CONTRACT OWNERS' EQUITY END OF PERIOD.. $ 33,053,754      12,873,777         194,824      9,816,835       1,421,459          35,405
                                        ============    ============    ============   ============    ============    ============

                                                          NSATMMkt
                                          --------------------------------------------
                                               2000            1999            1998
                                          ------------    ------------    ------------
INVESTMENT ACTIVITY:
   Reinvested dividends ...............   $  4,075,124       1,106,181          68,985
   Mortality and expense charges
     (note 3) .........................       (144,438)        (49,607)         (6,816)
                                          ------------    ------------    ------------
     Net investment income ............      3,930,686       1,056,574          62,169
                                          ------------    ------------    ------------
   Proceeds from mutual fund
     shares sold ......................    128,714,175      32,946,620       2,437,959
   Cost of mutual fund shares sold ....   (128,714,175)    (32,946,620)     (2,437,959)
                                          ------------    ------------    ------------
     Realized gain (loss)
        on investments ................           --              --              --
   Change in unrealized gain (loss)
     on investments ...................           --              --              --
                                          ------------    ------------    ------------
     Net gain (loss) on investments ...           --              --              --
                                          ------------    ------------    ------------
   Reinvested capital gains ...........           --              --              --
                                          ------------    ------------    ------------
        Net increase (decrease) in
          contract owners' equity
          resulting from operations ...      3,930,686       1,056,574          62,169
                                          ------------    ------------    ------------
EQUITY TRANSACTIONS:
   Purchase payments received from
     contract owners ..................    213,283,493     124,540,161      16,224,265
   Transfers between funds ............   (214,965,197)    (87,612,063)     (4,830,482)
   Surrenders .........................       (637,711)        (23,560)           --
   Death benefits .....................           --              --              --
   Policy loans (net of repayments)
     (note 5) .........................     (1,604,420)     (1,549,078)        (23,672)
   Deductions for surrender charges
     (note 2d) ........................        (78,695)         (5,408)           --
   Redemptions to pay cost of insurance
     charges and administrative charges
     (notes 2b and 2c) ................     (5,434,028)     (3,127,264)       (299,120)
   Asset charges (note 3):
     FPVUL & VEL contracts ............       (117,205)        (65,503)         (3,034)
     MSP contracts ....................        (22,376)         (7,878)           --
     SL contracts .....................        (14,051)         (4,895)           --
                                          ------------    ------------    ------------
        Net equity transactions .......     (9,590,190)     32,144,512      11,067,957
                                          ------------    ------------    ------------
NET CHANGE IN CONTRACT OWNERS' EQUITY..     (5,659,504)     33,201,086      11,130,126
CONTRACT OWNERS' EQUITY
  BEGINNING OF PERIOD .................    139,970,995      25,135,081            --
                                          ------------    ------------    ------------
CONTRACT OWNERS' EQUITY END OF PERIOD..   $134,311,491      58,336,167      11,130,126
                                          ===========    ============    ============


                                                                     (Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-4
STATEMENTS OF CHANGES IN
CONTRACT OWNERS' EQUITY, CONTINUED

STATEMENTS OF OPERATIONS, CONTINUED

SIX MONTH PERIODS ENDED JUNE 30, 2000, 1999 AND 1998
(UNAUDITED)

                                                         NSATMSecBd                                    NSATMidCap
                                        --------------------------------------------   --------------------------------------------
                                             2000            1999            1998           2000            1999            1998
                                        ------------    ------------    ------------   ------------    ------------    ------------
INVESTMENT ACTIVITY:
   Reinvested dividends ............... $    596,769          76,442           1,830          5,472             805              56
   Mortality and expense charges
     (note 3) .........................      (13,656)           (868)            (91)          (560)             (9)             (6)
                                        ------------    ------------    ------------   ------------    ------------    ------------
     Net investment income ............      583,113          75,574           1,739          4,912             796              50
                                        ------------    ------------    ------------   ------------    ------------    ------------
   Proceeds from mutual fund
     shares sold ......................      876,101         155,959            --          417,025          44,295             128
   Cost of mutual fund shares sold ....     (921,172)       (155,603)           --         (328,737)        (41,898)           (127)
                                        ------------    ------------    ------------   ------------    ------------    ------------
     Realized gain (loss)
        on investments ................      (45,071)            356            --           88,288           2,397               1
   Change in unrealized gain (loss)
     on investments ...................     (100,407)        (99,986)         (1,585)          (217)         38,426             314
                                        ------------    ------------    ------------   ------------    ------------    ------------
     Net gain (loss) on investments ...     (145,478)        (99,630)         (1,585)        88,071          40,823             315
                                        ------------    ------------    ------------   ------------    ------------    ------------
   Reinvested capital gains ...........         --              --              --             --              --              --
                                        ------------    ------------    ------------   ------------    ------------    ------------
        Net increase (decrease) in
          contract owners' equity
          resulting from operations ...      437,635         (24,056)            154         92,983          41,619             365
                                        ------------    ------------    ------------   ------------    ------------    ------------
EQUITY TRANSACTIONS:
   Purchase payments received from
     contract owners ..................    6,464,721         238,893          89,421        449,868          23,407           3,481
   Transfers between funds ............    2,282,262       2,330,900          27,886      1,244,844          96,171          20,118
   Surrenders .........................       (5,812)           (133)           --             (142)            (10)           --
   Death benefits .....................         --            (2,397)           --             --              --              --
   Policy loans (net of repayments)
     (note 5) .........................       (6,421)         (3,443)           --            1,751            --              --
   Deductions for surrender charges
     (note 2d) ........................         (717)            (31)           --              (17)             (2)           --
   Redemptions to pay cost of insurance
     charges and administrative charges
     (notes 2b and 2c) ................     (208,047)        (61,726)         (1,343)       (43,500)        (14,645)           (517)
   Asset charges (note 3):
     FPVUL & VEL contracts ............       (3,854)         (2,092)             (2)        (2,079)           (867)             (4)
     MSP contracts ....................      (14,645)            (59)           --             (357)             (6)           --
     SL contracts .....................         (414)            (43)           --              (59)             (8)           --
                                        ------------    ------------    ------------   ------------    ------------    ------------
        Net equity transactions .......    8,507,073       2,499,869         115,962      1,650,309         104,040          23,078
                                        ------------    ------------    ------------   ------------    ------------    ------------
NET CHANGE IN CONTRACT OWNERS' EQUITY .    8,944,708       2,475,813         116,116      1,743,292         145,659          23,443
CONTRACT OWNERS' EQUITY
  BEGINNING OF PERIOD .................   13,173,327         922,533            --          820,346         298,717            --
                                        ------------    ------------    ------------   ------------    ------------    ------------
CONTRACT OWNERS' EQUITY END OF PERIOD . $ 22,118,035       3,398,346         116,116      2,563,638         444,376          23,443
                                        ============    ============    ============   ============    ============    ============

                                                           NSATSmCapG
                                           --------------------------------------------
                                                2000            1999           1998
                                           ------------    ------------   ------------
INVESTMENT ACTIVITY:
   Reinvested dividends ...............            --              --             --
   Mortality and expense charges
     (note 3) .........................            (307)           --             --
                                           ------------    ------------   ------------
     Net investment income ............            (307)           --             --
                                           ------------    ------------   ------------
   Proceeds from mutual fund
     shares sold ......................       1,334,323            --             --
   Cost of mutual fund shares sold ....      (1,216,505)           --             --
                                           ------------    ------------   ------------
     Realized gain (loss)
        on investments ................         117,818            --             --
   Change in unrealized gain (loss)
     on investments ...................          (1,856)        127,000           --
                                           ------------    ------------   ------------
     Net gain (loss) on investments ...         115,962         127,000           --
                                           ------------    ------------   ------------
   Reinvested capital gains ...........             241            --             --
                                           ------------    ------------   ------------
        Net increase (decrease) in
          contract owners' equity
          resulting from operations ...         115,896         127,000           --
                                           ------------    ------------   ------------
EQUITY TRANSACTIONS:
   Purchase payments received from
     contract owners ..................         285,960       1,000,000           --
   Transfers between funds ............       1,588,939            --             --
   Surrenders .........................            --              --             --
   Death benefits .....................            --              --             --
   Policy loans (net of repayments)
     (note 5) .........................         (12,220)           --             --
   Deductions for surrender charges
     (note 2d) ........................            --              --             --
   Redemptions to pay cost of insurance
     charges and administrative charges
     (notes 2b and 2c) ................         (55,858)           --             --
   Asset charges (note 3):
     FPVUL & VEL contracts ............          (2,416)           --             --
     MSP contracts ....................            (392)           --             --
     SL contracts .....................             (56)           --             --
                                           ------------    ------------   ------------
        Net equity transactions .......       1,803,957       1,000,000           --
                                           ------------    ------------   ------------
NET CHANGE IN CONTRACT OWNERS' EQUITY .       1,919,853       1,127,000           --
CONTRACT OWNERS' EQUITY
  BEGINNING OF PERIOD .................       2,710,793            --             --
                                           ------------    ------------   ------------
CONTRACT OWNERS' EQUITY END OF PERIOD .       4,630,646       1,127,000           --
                                           ============    ============   ============

NATIONWIDE VLI SEPARATE ACCOUNT-4
STATEMENTS OF CHANGES IN
CONTRACT OWNERS' EQUITY, CONTINUED

STATEMENTS OF OPERATIONS, CONTINUED

SIX MONTH PERIODS ENDED JUNE 30, 2000, 1999 AND 1998
(UNAUDITED)

                                                         NSATSmCapV                                     NSATSmCo
                                        --------------------------------------------   --------------------------------------------
                                            2000            1999            1998           2000            1999            1998
                                        ------------    ------------    ------------   ------------    ------------    ------------
INVESTMENT ACTIVITY:
   Reinvested dividends ............... $       --              --              --            6,404            --              --
   Mortality and expense charges
     (note 3) .........................       (2,106)           (285)            (25)        (9,014)           (793)           (165)
                                        ------------    ------------    ------------   ------------    ------------    ------------
     Net investment income ............       (2,106)           (285)            (25)        (2,610)           (793)           (165)
                                        ------------    ------------    ------------   ------------    ------------    ------------
   Proceeds from mutual fund
     shares sold ......................    2,717,407         274,983             110      3,685,772         387,985             249
   Cost of mutual fund shares sold ....   (2,634,956)       (242,633)           (109)    (2,329,377)       (392,254)           (235)
                                        ------------    ------------    ------------   ------------    ------------    ------------
     Realized gain (loss)
        on investments ................       82,451          32,350               1      1,356,395          (4,269)             14
   Change in unrealized gain (loss)
     on investments ...................      690,804         353,856            (900)      (168,069)        308,899          (2,085)
                                        ------------    ------------    ------------   ------------    ------------    ------------
     Net gain (loss) on investments ...      773,255         386,206            (899)     1,188,326         304,630          (2,071)
                                        ------------    ------------    ------------   ------------    ------------    ------------
   Reinvested capital gains ...........         --            79,340            --             --              --              --
                                        ------------    ------------    ------------   ------------    ------------    ------------
        Net increase (decrease) in
          contract owners' equity
          resulting from operations ...      771,149         465,261            (924)     1,185,716         303,837          (2,236)
                                        ------------    ------------    ------------   ------------    ------------    ------------
EQUITY TRANSACTIONS:
   Purchase payments received from
     contract owners ..................    2,518,638         241,558           9,892      3,561,795         497,006         114,502
   Transfers between funds ............    3,042,108       1,087,965          36,023      7,303,130       1,372,683         111,643
   Surrenders .........................      (21,819)           (129)           --          (36,829)           (466)           --
   Death benefits .....................         --            (2,704)           --             (993)           --              --
   Policy loans (net of repayments)
     (note 5) .........................       (9,301)         (1,138)           --          (30,678)         (7,498)           --
   Deductions for surrender charges
     (note 2d) ........................       (2,692)            (30)           --           (4,545)           (107)           --
   Redemptions to pay cost of insurance
     charges and administrative charges
     (notes 2b and 2c) ................     (141,504)        (89,863)           (948)      (408,358)       (122,428)         (5,726)
   Asset charges (note 3):
     FPVUL & VEL contracts ............      (10,707)         (3,520)             (4)       (16,819)         (5,055)            (11)
     MSP contracts ....................         (925)            (82)           --           (1,619)           (263)           --
     SL contracts .....................         (404)           (108)           --           (1,008)            (34)           --
                                        ------------    ------------    ------------   ------------    ------------    ------------
        Net equity transactions .......    5,373,394       1,231,949          44,963     10,364,076       1,733,838         220,408
                                        ------------    ------------    ------------   ------------    ------------    ------------
NET CHANGE IN CONTRACT OWNERS' EQUITY .    6,144,543       1,697,210          44,039     11,549,792       2,037,675         218,172
CONTRACT OWNERS' EQUITY
  BEGINNING OF PERIOD .................    4,375,739       1,032,337            --       13,108,341       1,610,449            --
                                        ------------    ------------    ------------   ------------    ------------    ------------
CONTRACT OWNERS' EQUITY END OF PERIOD . $ 10,520,282       2,729,547          44,039     24,658,133       3,648,124         218,172
                                        ============    ============    ============   ============    ============    ============

                                                           NSATStrGro
                                           --------------------------------------------
                                               2000            1999            1998
                                           ------------    ------------    ------------
INVESTMENT ACTIVITY:
   Reinvested dividends ...............            --              --              --
   Mortality and expense charges
     (note 3) .........................         (13,902)            (48)            (63)
                                           ------------    ------------    ------------
     Net investment income ............         (13,902)            (48)            (63)
                                           ------------    ------------    ------------
   Proceeds from mutual fund
     shares sold ......................       3,394,069         144,582             495
   Cost of mutual fund shares sold ....      (2,322,026)       (125,833)           (495)
                                           ------------    ------------    ------------
     Realized gain (loss)
        on investments ................       1,072,043          18,749            --
   Change in unrealized gain (loss)
     on investments ...................        (681,644)        151,672           3,699
                                           ------------    ------------    ------------
     Net gain (loss) on investments ...         390,399         170,421           3,699
                                           ------------    ------------    ------------
   Reinvested capital gains ...........            --              --              --
                                           ------------    ------------    ------------
        Net increase (decrease) in
          contract owners' equity
          resulting from operations ...         376,497         170,373           3,636
                                           ------------    ------------    ------------
EQUITY TRANSACTIONS:
   Purchase payments received from
     contract owners ..................       4,015,140         147,071          47,047
   Transfers between funds ............       9,166,017         494,262          21,161
   Surrenders .........................        (156,467)         (3,472)           --
   Death benefits .....................            --              --              --
   Policy loans (net of repayments)
     (note 5) .........................         (54,837)         (3,430)           --
   Deductions for surrender charges
     (note 2d) ........................         (19,308)           (797)           --
   Redemptions to pay cost of insurance
     charges and administrative charges
     (notes 2b and 2c) ................        (327,078)        (38,416)         (1,536)
   Asset charges (note 3):
     FPVUL & VEL contracts ............         (13,869)         (1,430)             (6)
     MSP contracts ....................            (715)             (6)           --
     SL contracts .....................            (366)             (4)           --
                                           ------------    ------------    ------------
        Net equity transactions .......      12,608,517         593,778          66,666
                                           ------------    ------------    ------------
NET CHANGE IN CONTRACT OWNERS' EQUITY .      12,985,014         764,151          70,302
CONTRACT OWNERS' EQUITY
  BEGINNING OF PERIOD .................      10,916,878         428,087            --
                                           ------------    ------------    ------------
CONTRACT OWNERS' EQUITY END OF PERIOD .      23,901,892       1,192,238          70,302
                                           ============    ============    ============


                                                                     (Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-4
STATEMENTS OF CHANGES IN
CONTRACT OWNERS' EQUITY, CONTINUED

STATEMENTS OF OPERATIONS, CONTINUED

SIX MONTH PERIODS ENDED JUNE 30, 2000, 1999 AND 1998
(UNAUDITED)

                                                        NSATStrVal                                     NSATTotRtn
                                        --------------------------------------------   --------------------------------------------
                                            2000            1999            1998           2000            1999            1998
                                        ------------    ------------    ------------   ------------    ------------    ------------
INVESTMENT ACTIVITY:
   Reinvested dividends ............... $      4,854           2,489              56         74,750          47,876           1,463
   Mortality and expense charges
     (note 3) .........................         (201)           (136)            (14)        (2,196)            (31)           (258)
                                        ------------    ------------    ------------   ------------    ------------    ------------
     Net investment income ............        4,653           2,353              42         72,554          47,845           1,205
                                        ------------    ------------    ------------   ------------    ------------    ------------
   Proceeds from mutual fund
     shares sold ......................    3,688,382          88,539             176      1,889,535         463,542           1,425
   Cost of mutual fund shares sold ....   (3,647,652)        (82,284)           (177)    (1,708,373)       (455,690)         (1,322)
                                        ------------    ------------    ------------   ------------    ------------    ------------
     Realized gain (loss)
        on investments ................       40,730           6,255              (1)       181,162           7,852             103
   Change in unrealized gain (loss)
     on investments ...................      (45,250)         33,504          (1,210)       666,775       1,209,437           1,711
                                        ------------    ------------    ------------   ------------    ------------    ------------
     Net gain (loss) on investments ...       (4,520)         39,759          (1,211)       847,937       1,217,289           1,814
                                        ------------    ------------    ------------   ------------    ------------    ------------
   Reinvested capital gains ...........         --             7,914            --             --             4,930            --
                                        ------------    ------------    ------------   ------------    ------------    ------------
        Net increase (decrease) in
          contract owners' equity
          resulting from operations ...          133          50,026          (1,169)       920,491       1,270,065           3,019
                                        ------------    ------------    ------------   ------------    ------------    ------------
EQUITY TRANSACTIONS:
   Purchase payments received from
     contract owners ..................       95,982          51,478           6,006      5,145,320       3,269,865         200,078
   Transfers between funds ............       76,006         250,989          27,850      1,175,153       3,783,209         389,047
   Surrenders .........................       (1,963)            (45)           --         (165,902)        (50,099)           --
   Death benefits .....................         --              --              --           18,670          (1,369)           --
   Policy loans (net of repayments)
     (note 5) .........................           16            --              --         (322,848)       (205,862)           --
   Deductions for surrender charges
     (note 2d) ........................         (242)            (10)           --          (20,473)        (11,501)           --
   Redemptions to pay cost of insurance
     charges and administrative charges
     (notes 2b and 2c) ................      (30,403)        (16,293)           (611)    (1,606,959)       (921,645)        (17,284)
   Asset charges (note 3):
     FPVUL & VEL contracts ............       (1,769)           (989)             (3)       (57,783)        (29,322)           (117)
     MSP contracts ....................         (101)            (14)           --           (2,878)           (473)           --
     SL contracts .....................         (268)           --              --           (5,088)           (936)           --
                                        ------------    ------------    ------------   ------------    ------------    ------------
        Net equity transactions .......      137,258         285,116          33,242      4,157,212       5,831,867         571,724
                                        ------------    ------------    ------------   ------------    ------------    ------------
NET CHANGE IN CONTRACT OWNERS' EQUITY .      137,391         335,142          32,073      5,077,703       7,101,932         574,743
CONTRACT OWNERS' EQUITY
  BEGINNING OF PERIOD .................      942,125         345,974            --       23,844,217       8,293,822            --
                                        ------------    ------------    ------------   ------------    ------------    ------------
CONTRACT OWNERS' EQUITY END OF PERIOD . $  1,079,516         681,116          32,073     28,921,920      15,395,754         574,743
                                        ============    ============    ============   ============    ============    ============

                                                        NBAMTGuard
                                        --------------------------------------------
                                            2000            1999            1998
                                        ------------    ------------    ------------
INVESTMENT ACTIVITY:
   Reinvested dividends ...............       16,882           3,977            --
   Mortality and expense charges
     (note 3) .........................         (541)           (162)             (5)
                                        ------------    ------------    ------------
     Net investment income ............       16,341           3,815              (5)
                                        ------------    ------------    ------------
   Proceeds from mutual fund
     shares sold ......................      736,655          83,618              32
   Cost of mutual fund shares sold ....     (668,481)        (74,291)            (33)
                                        ------------    ------------    ------------
     Realized gain (loss)
        on investments ................       68,174           9,327              (1)
   Change in unrealized gain (loss)
     on investments ...................       21,032         227,293             587
                                        ------------    ------------    ------------
     Net gain (loss) on investments ...       89,206         236,620             586
                                        ------------    ------------    ------------
   Reinvested capital gains ...........         --              --              --
                                        ------------    ------------    ------------
        Net increase (decrease) in
          contract owners' equity
          resulting from operations ...      105,547         240,435             581
                                        ------------    ------------    ------------
EQUITY TRANSACTIONS:
   Purchase payments received from
     contract owners ..................      457,123          77,167             490
   Transfers between funds ............       60,593         897,236          18,476
   Surrenders .........................      (12,302)         (3,199)           --
   Death benefits .....................         --              --              --
   Policy loans (net of repayments)
     (note 5) .........................       (3,183)            231            --
   Deductions for surrender charges
     (note 2d) ........................       (1,518)           (734)           --
   Redemptions to pay cost of insurance
     charges and administrative charges
     (notes 2b and 2c) ................     (114,211)        (63,461)           (285)
   Asset charges (note 3):
     FPVUL & VEL contracts ............       (5,926)         (3,064)           --
     MSP contracts ....................         (199)            (10)           --
     SL contracts .....................         (281)            (26)           --
                                        ------------    ------------    ------------
        Net equity transactions .......      380,096         904,140          18,681
                                        ------------    ------------    ------------
NET CHANGE IN CONTRACT OWNERS' EQUITY .      485,643       1,144,574          19,262
CONTRACT OWNERS' EQUITY
  BEGINNING OF PERIOD .................    2,958,607       1,195,874            --
                                        ------------    ------------    ------------
CONTRACT OWNERS' EQUITY END OF PERIOD .    3,444,250       2,340,448          19,262
                                        ============    ============    ============

NATIONWIDE VLI SEPARATE ACCOUNT-4
STATEMENTS OF CHANGES IN
CONTRACT OWNERS' EQUITY, CONTINUED

STATEMENTS OF OPERATIONS, CONTINUED

SIX MONTH PERIODS ENDED JUNE 30, 2000, 1999 AND 1998
(UNAUDITED)

                                                          NBAMTMCGr                                     NBAMTPart
                                        --------------------------------------------   --------------------------------------------
                                            2000            1999            1998           2000            1999            1998
                                        ------------    ------------    ------------   ------------    ------------    ------------
INVESTMENT ACTIVITY:
   Reinvested dividends ............... $       --              --              --           55,679          56,853             114
   Mortality and expense charges
     (note 3) .........................      (16,220)           (780)            (28)        (1,905)           (715)           (255)
                                        ------------    ------------    ------------   ------------    ------------    ------------
     Net investment income ............      (16,220)           (780)            (28)        53,774          56,138            (141)
                                        ------------    ------------    ------------   ------------    ------------    ------------
   Proceeds from mutual fund
     shares sold ......................    8,082,683         401,621             660      2,415,577         481,298             449
   Cost of mutual fund shares sold ....   (4,984,842)       (366,395)           (649)    (2,529,805)       (483,682)           (481)
                                        ------------    ------------    ------------   ------------    ------------    ------------
     Realized gain (loss)
        on investments ................    3,097,841          35,226              11       (114,228)         (2,384)            (32)
   Change in unrealized gain (loss)
     on investments ...................   (1,599,352)        133,372           3,348     (1,180,991)        516,251         (16,383)
                                        ------------    ------------    ------------   ------------    ------------    ------------
     Net gain (loss) on investments ...    1,498,489         168,598           3,359     (1,295,219)        513,867         (16,415)
                                        ------------    ------------    ------------   ------------    ------------    ------------
   Reinvested capital gains ...........        6,497          37,807            --        1,184,100          98,874           3,599
                                        ------------    ------------    ------------   ------------    ------------    ------------
        Net increase (decrease) in
          contract owners' equity
          resulting from operations ...    1,488,766         205,625           3,331        (57,345)        668,880         (12,957)
                                        ------------    ------------    ------------   ------------    ------------    ------------
EQUITY TRANSACTIONS:
   Purchase payments received from
     contract owners ..................    6,930,709         772,982          19,431        943,066       1,021,328         156,876
   Transfers between funds ............    7,321,356       1,494,164          96,198       (224,114)        857,854         442,815
   Surrenders .........................      (38,472)           (224)           --         (106,167)        (30,095)           --
   Death benefits .....................         --              --              --             (502)         (7,201)           --
   Policy loans (net of repayments)
     (note 5) .........................      (57,762)           (463)           --          (58,711)         (3,883)           --
   Deductions for surrender charges
     (note 2d) ........................       (4,748)            (51)           --          (13,101)         (6,909)           --
   Redemptions to pay cost of insurance
     charges and administrative charges
     (notes 2b and 2c) ................     (454,855)       (115,531)         (2,423)      (261,507)       (224,485)        (10,126)
   Asset charges (note 3):
     FPVUL & VEL contracts ............      (17,799)         (3,922)            (45)       (12,644)        (10,234)           (118)
     MSP contracts ....................       (1,764)           (167)           --           (1,492)           (508)           --
     SL contracts .....................         (866)           (142)           --             (683)           (152)           --
                                        ------------    ------------    ------------   ------------    ------------    ------------
        Net equity transactions .......   13,675,799       2,146,646         113,161        264,145       1,595,715         589,447
                                        ------------    ------------    ------------   ------------    ------------    ------------
NET CHANGE IN CONTRACT OWNERS' EQUITY .   15,164,565       2,352,271         116,492        206,800       2,264,595         576,490
CONTRACT OWNERS' EQUITY
  BEGINNING OF PERIOD .................   12,183,682         741,146            --        7,461,260       4,158,315            --
                                        ------------    ------------    ------------   ------------    ------------    ------------
CONTRACT OWNERS' EQUITY END OF PERIOD . $ 27,348,247       3,093,417         116,492      7,668,060       6,422,910         576,490
                                        ============    ============    ============   ============    ============    ============

                                                           OppAggGrVA
                                           --------------------------------------------
                                               2000            1999            1998
                                           ------------    ------------    ------------
INVESTMENT ACTIVITY:
   Reinvested dividends ...............            --              --                26
   Mortality and expense charges
     (note 3) .........................         (16,779)           (188)            (63)
                                           ------------    ------------    ------------
     Net investment income ............         (16,779)           (188)            (37)
                                           ------------    ------------    ------------
   Proceeds from mutual fund
     shares sold ......................       5,304,073         126,521             778
   Cost of mutual fund shares sold ....      (3,165,177)       (115,253)           (750)
                                           ------------    ------------    ------------
     Realized gain (loss)
        on investments ................       2,138,896          11,268              28
   Change in unrealized gain (loss)
     on investments ...................         788,259         357,043           3,606
                                           ------------    ------------    ------------
     Net gain (loss) on investments ...       2,927,155         368,311           3,634
                                           ------------    ------------    ------------
   Reinvested capital gains ...........         950,033            --               270
                                           ------------    ------------    ------------
        Net increase (decrease) in
          contract owners' equity
          resulting from operations ...       3,860,409         368,123           3,867
                                           ------------    ------------    ------------
EQUITY TRANSACTIONS:
   Purchase payments received from
     contract owners ..................      10,657,578         672,775          49,498
   Transfers between funds ............      19,252,695         772,326          20,016
   Surrenders .........................         (44,964)           (890)           --
   Death benefits .....................            (752)         (2,625)           --
   Policy loans (net of repayments)
     (note 5) .........................        (116,594)         (9,863)           --
   Deductions for surrender charges
     (note 2d) ........................          (5,549)           (204)           --
   Redemptions to pay cost of insurance
     charges and administrative charges
     (notes 2b and 2c) ................        (880,302)       (124,017)         (2,435)
   Asset charges (note 3):
     FPVUL & VEL contracts ............         (31,363)         (4,165)            (14)
     MSP contracts ....................          (5,678)            (48)           --
     SL contracts .....................          (2,178)             (6)           --
                                           ------------    ------------    ------------
        Net equity transactions .......      28,822,893       1,303,283          67,065
                                           ------------    ------------    ------------
NET CHANGE IN CONTRACT OWNERS' EQUITY .      32,683,302       1,671,406          70,932
CONTRACT OWNERS' EQUITY
  BEGINNING OF PERIOD .................      11,353,417       1,143,530            --
                                           ------------    ------------    ------------
CONTRACT OWNERS' EQUITY END OF PERIOD .      44,036,719       2,814,936          70,932
                                           ============    ============    ============


                                                                     (Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-4
STATEMENTS OF CHANGES IN
CONTRACT OWNERS' EQUITY, CONTINUED

STATEMENTS OF OPERATIONS, CONTINUED

SIX MONTH PERIODS ENDED JUNE 30, 2000, 1999 AND 1998
(UNAUDITED)

                                                         OppCapApVA                                     OppGlSecVA
                                        --------------------------------------------   -------------------------------------------
                                            2000            1999            1998           2000            1999           1998
                                        ------------    ------------    ------------   ------------    ------------   ------------
INVESTMENT ACTIVITY:
   Reinvested dividends ............... $     26,876          10,044               8           --              --             --
   Mortality and expense charges
     (note 3) .........................      (11,965)           (154)            (72)           (84)           --             --
                                        ------------    ------------    ------------   ------------    ------------   ------------
     Net investment income ............       14,911           9,891             (64)           (84)           --             --
                                        ------------    ------------    ------------   ------------    ------------   ------------
   Proceeds from mutual fund
     shares sold ......................    3,856,447         136,905              71         37,853            --             --
   Cost of mutual fund shares sold ....   (2,643,387)       (136,273)            (74)       (35,950)           --             --
                                        ------------    ------------    ------------   ------------    ------------   ------------
     Realized gain (loss)
        on investments ................    1,213,060             632              (3)         1,903            --             --
   Change in unrealized gain (loss)
     on investments ...................     (910,520)        410,878          10,744         52,841            --             --
                                        ------------    ------------    ------------   ------------    ------------   ------------
     Net gain (loss) on investments ...      302,540         411,510          10,741         54,744            --             --
                                        ------------    ------------    ------------   ------------    ------------   ------------
   Reinvested capital gains ...........    1,434,225         110,334             101           --              --             --
                                        ------------    ------------    ------------   ------------    ------------   ------------
        Net increase (decrease) in
          contract owners' equity
          resulting from operations ...    1,751,676         531,735          10,778         54,660            --             --
                                        ------------    ------------    ------------   ------------    ------------   ------------
EQUITY TRANSACTIONS:
   Purchase payments received from
     contract owners ..................    5,916,820         965,480          42,315         17,487            --             --
   Transfers between funds ............    9,419,815       1,951,079         209,071        805,555            --             --
   Surrenders .........................   (1,260,575)         (3,088)           --             --              --             --
   Death benefits .....................       (1,744)           --              --             --              --             --
   Policy loans (net of repayments)
     (note 5) .........................     (112,161)        (16,133)           --               (1)           --             --
   Deductions for surrender charges
     (note 2d) ........................     (155,559)           (709)           --             --              --             --
   Redemptions to pay cost of insurance
     charges and administrative charges
     (notes 2b and 2c) ................     (773,070)       (230,253)         (3,534)        (1,994)           --             --
   Asset charges (note 3):
     FPVUL & VEL contracts ............      (30,130)         (8,192)            (32)           (36)           --             --
     MSP contracts ....................       (3,213)            (60)           --             --              --             --
     SL contracts .....................       (1,846)           (279)           --             --              --             --
                                        ------------    ------------    ------------   ------------    ------------   ------------
        Net equity transactions .......   12,998,337       2,657,845         247,820        821,011            --             --
                                        ------------    ------------    ------------   ------------    ------------   ------------
NET CHANGE IN CONTRACT OWNERS' EQUITY .   14,750,013       3,189,580         258,598        875,671            --             --
CONTRACT OWNERS' EQUITY
  BEGINNING OF PERIOD .................   13,693,604       2,045,491            --             --              --             --
                                        ------------    ------------    ------------   ------------    ------------   ------------
CONTRACT OWNERS' EQUITY END OF PERIOD . $ 28,443,617       5,235,071         258,598        875,671            --             --
                                        ============    ============    ============   ============    ============   ============

                                                           OppMGrInVA
                                          --------------------------------------------
                                              2000            1999            1998
                                          ------------    ------------    ------------
INVESTMENT ACTIVITY:
   Reinvested dividends ...............         38,554          10,187              29
   Mortality and expense charges
     (note 3) .........................         (3,834)           (547)            (68)
                                          ------------    ------------    ------------
     Net investment income ............         34,720           9,640             (39)
                                          ------------    ------------    ------------
   Proceeds from mutual fund
     shares sold ......................        581,966         412,216             118
   Cost of mutual fund shares sold ....       (428,202)       (449,292)           (113)
                                          ------------    ------------    ------------
     Realized gain (loss)
        on investments ................        153,764         (37,076)              5
   Change in unrealized gain (loss)
     on investments ...................       (597,224)        327,414           9,654
                                          ------------    ------------    ------------
     Net gain (loss) on investments ...       (443,460)        290,338           9,659
                                          ------------    ------------    ------------
   Reinvested capital gains ...........        509,013          17,163             645
                                          ------------    ------------    ------------
        Net increase (decrease) in
          contract owners' equity
          resulting from operations ...        100,273         317,141          10,265
                                          ------------    ------------    ------------
EQUITY TRANSACTIONS:
   Purchase payments received from
     contract owners ..................      2,241,278         486,840          44,812
   Transfers between funds ............      5,538,692         782,275         447,343
   Surrenders .........................        (38,283)         (9,788)           --
   Death benefits .....................          7,734          (1,930)           --
   Policy loans (net of repayments)
     (note 5) .........................       (116,815)         (8,491)           --
   Deductions for surrender charges
     (note 2d) ........................         (4,724)         (2,247)           --
   Redemptions to pay cost of insurance
     charges and administrative charges
     (notes 2b and 2c) ................       (409,466)       (120,038)         (1,405)
   Asset charges (note 3):
     FPVUL & VEL contracts ............        (15,578)         (4,598)            (33)
     MSP contracts ....................         (2,673)            (49)           --
     SL contracts .....................         (1,386)           (138)           --
                                          ------------    ------------    ------------
        Net equity transactions .......      7,198,779       1,121,836         490,717
                                          ------------    ------------    ------------
NET CHANGE IN CONTRACT OWNERS' EQUITY .      7,299,052       1,438,977         500,982
CONTRACT OWNERS' EQUITY
  BEGINNING OF PERIOD .................      6,929,691       1,627,582            --
                                          ------------    ------------    ------------
CONTRACT OWNERS' EQUITY END OF PERIOD .     14,228,743       3,066,559         500,982
                                          ============    ============    ============

NATIONWIDE VLI SEPARATE ACCOUNT-4
STATEMENTS OF CHANGES IN
CONTRACT OWNERS' EQUITY, CONTINUED

STATEMENTS OF OPERATIONS, CONTINUED

SIX MONTH PERIODS ENDED JUNE 30, 2000, 1999 AND 1998
(UNAUDITED)

                                                           StOpp2                                     VEWwEmgMkt
                                         -------------------------------------------  --------------------------------------------
                                             2000            1999           1998          2000            1999            1998
                                         ------------    ------------   ------------  ------------    ------------    ------------
INVESTMENT ACTIVITY:
   Reinvested dividends ...............  $       --              --             --            --              --              --
   Mortality and expense charges
     (note 3) .........................          (167)           --             --            (785)            (29)            (15)
                                         ------------    ------------   ------------  ------------    ------------    ------------
     Net investment income ............          (167)           --             --            (785)            (29)            (15)
                                         ------------    ------------   ------------  ------------    ------------    ------------
   Proceeds from mutual fund
     shares sold ......................        43,639            --             --       5,437,049         262,457            --
   Cost of mutual fund shares sold ....       (43,663)           --             --      (5,118,394)       (202,004)           --
                                         ------------    ------------   ------------  ------------    ------------    ------------
     Realized gain (loss)
        on investments ................           (24)           --             --         318,655          60,453            --
   Change in unrealized gain (loss)
     on investments ...................       (31,559)           --             --        (811,743)        195,905          (4,808)
                                         ------------    ------------   ------------  ------------    ------------    ------------
     Net gain (loss) on investments ...       (31,583)           --             --        (493,088)        256,358          (4,808)
                                         ------------    ------------   ------------  ------------    ------------    ------------
   Reinvested capital gains ...........          --              --             --            --              --              --
                                         ------------    ------------   ------------  ------------    ------------    ------------
        Net increase (decrease) in
          contract owners' equity
          resulting from operations ...       (31,750)           --             --        (493,873)        256,329          (4,823)
                                         ------------    ------------   ------------  ------------    ------------    ------------
EQUITY TRANSACTIONS:
   Purchase payments received from
     contract owners ..................        37,444            --             --       1,001,317          90,324           8,374
   Transfers between funds ............     1,547,544            --             --       1,477,662         425,791          33,368
   Surrenders .........................          --              --             --         (26,333)           (136)           --
   Death benefits .....................          --              --             --            --              --              --
   Policy loans (net of repayments)
     (note 5) .........................          --              --             --          (2,978)           (264)           --
   Deductions for surrender charges
     (note 2d) ........................          --              --             --          (3,250)            (31)           --
   Redemptions to pay cost of insurance
     charges and administrative charges
     (notes 2b and 2c) ................        (3,765)           --             --        (139,381)        (33,929)           (764)
   Asset charges (note 3):
     FPVUL & VEL contracts ............           (29)           --             --          (6,589)         (1,243)             (2)
     MSP contracts ....................            (5)           --             --            (469)            (62)           --
     SL contracts .....................           (23)           --             --            (808)             (2)           --
                                         ------------    ------------   ------------  ------------    ------------    ------------
        Net equity transactions .......     1,581,166            --             --       2,299,171         480,448          40,976
                                         ------------    ------------   ------------  ------------    ------------    ------------
NET CHANGE IN CONTRACT OWNERS' EQUITY .     1,549,416            --             --       1,805,298         736,777          36,153
CONTRACT OWNERS' EQUITY
  BEGINNING OF PERIOD .................          --              --             --       2,686,906         289,195            --
                                         ------------    ------------   ------------  ------------    ------------    ------------
CONTRACT OWNERS' EQUITY END OF PERIOD .  $  1,549,416            --             --       4,492,204       1,025,972          36,153
                                         ============    ============   ============  ============    ============    ============

                                                             VEWwHrdAst
                                            --------------------------------------------
                                                2000            1999            1998
                                            ------------    ------------    ------------
INVESTMENT ACTIVITY:
   Reinvested dividends ...............            6,160           2,469            --
   Mortality and expense charges
     (note 3) .........................              (72)           (273)             (4)
                                            ------------    ------------    ------------
     Net investment income ............            6,088           2,196              (4)
                                            ------------    ------------    ------------
   Proceeds from mutual fund
     shares sold ......................        1,717,656         167,248            --
   Cost of mutual fund shares sold ....       (1,712,678)       (152,099)           --
                                            ------------    ------------    ------------
     Realized gain (loss)
        on investments ................            4,978          15,149            --
   Change in unrealized gain (loss)
     on investments ...................          (17,376)         24,267            (222)
                                            ------------    ------------    ------------
     Net gain (loss) on investments ...          (12,398)         39,416            (222)
                                            ------------    ------------    ------------
   Reinvested capital gains ...........             --              --              --
                                            ------------    ------------    ------------
        Net increase (decrease) in
          contract owners' equity
          resulting from operations ...           (6,310)         41,612            (226)
                                            ------------    ------------    ------------
EQUITY TRANSACTIONS:
   Purchase payments received from
     contract owners ..................           50,166          35,368           1,094
   Transfers between funds ............          149,123          82,837           2,125
   Surrenders .........................             (751)           (101)           --
   Death benefits .....................             --              --              --
   Policy loans (net of repayments)
     (note 5) .........................             (659)           --              --
   Deductions for surrender charges
     (note 2d) ........................              (93)            (23)           --
   Redemptions to pay cost of insurance
     charges and administrative charges
     (notes 2b and 2c) ................          (18,671)        (14,830)           (272)
   Asset charges (note 3):
     FPVUL & VEL contracts ............             (886)           (474)           --
     MSP contracts ....................             (149)            (53)           --
     SL contracts .....................              (36)           --              --
                                            ------------    ------------    ------------
        Net equity transactions .......          178,044         102,724           2,947
                                            ------------    ------------    ------------
NET CHANGE IN CONTRACT OWNERS' EQUITY .          171,734         144,336           2,721
CONTRACT OWNERS' EQUITY
  BEGINNING OF PERIOD .................          444,898         154,245            --
                                            ------------    ------------    ------------
CONTRACT OWNERS' EQUITY END OF PERIOD .          616,632         298,581           2,721
                                            ============    ============    ============


                                                                     (Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-4
STATEMENTS OF CHANGES IN
CONTRACT OWNERS' EQUITY, CONTINUED

STATEMENTS OF OPERATIONS, CONTINUED

SIX MONTH PERIODS ENDED JUNE 30, 2000, 1999 AND 1998
(UNAUDITED)

                                                         VKMSRESec                                      WPGlPVenCp
                                        --------------------------------------------   --------------------------------------------
                                            2000            1999            1998           2000            1999            1998
                                        ------------    ------------    ------------   ------------    ------------    ------------
INVESTMENT ACTIVITY:
   Reinvested dividends ............... $    102,733          54,408              34           --              --              --
   Mortality and expense charges
     (note 3) .........................         (663)            (84)            (61)          (477)            (39)            (14)
                                        ------------    ------------    ------------   ------------    ------------    ------------
     Net investment income ............      102,070          54,324             (27)          (477)            (39)            (14)
                                        ------------    ------------    ------------   ------------    ------------    ------------
   Proceeds from mutual fund
     shares sold ......................    2,206,211         333,476           3,901        527,734         100,937             192
   Cost of mutual fund shares sold ....   (2,198,940)       (329,440)         (3,954)      (326,599)        (77,660)           (202)
                                        ------------    ------------    ------------   ------------    ------------    ------------
     Realized gain (loss)
        on investments ................        7,271           4,036             (53)       201,135          23,277             (10)
   Change in unrealized gain (loss)
     on investments ...................      205,617          52,143          (1,417)      (165,651)         13,920           1,331
                                        ------------    ------------    ------------   ------------    ------------    ------------
     Net gain (loss) on investments ...      212,888          56,179          (1,470)        35,484          37,197           1,321
                                        ------------    ------------    ------------   ------------    ------------    ------------
   Reinvested capital gains ...........         --              --               339           --              --              --
                                        ------------    ------------    ------------   ------------    ------------    ------------
        Net increase (decrease) in
          contract owners' equity
          resulting from operations ...      314,958         110,503          (1,158)        35,007          37,158           1,307
                                        ------------    ------------    ------------   ------------    ------------    ------------
EQUITY TRANSACTIONS:
   Purchase payments received from
     contract owners ..................      592,669         212,115          52,502        188,718          70,933             732
   Transfers between funds ............    1,104,273         456,135          44,871        525,897         100,098          29,169
   Surrenders .........................       (7,921)         (3,191)           --           (7,234)           (219)           --
   Death benefits .....................         (503)           --              --             --              --              --
   Policy loans (net of repayments)
     (note 5) .........................       (2,538)           (762)           --          (10,537)           (673)           --
   Deductions for surrender charges
     (note 2d) ........................         (978)           (732)           --             (893)            (50)           --
   Redemptions to pay cost of insurance
     charges and administrative charges
     (notes 2b and 2c) ................      (64,172)       (152,576)         (1,904)       (43,573)        (15,534)           (338)
   Asset charges (note 3):
     FPVUL & VEL contracts ............       (3,066)         (2,161)             (6)        (2,252)           (704)           --
     MSP contracts ....................         (333)            (80)           --             (210)            (10)           --
     SL contracts .....................         (270)            (14)           --             (245)             (2)           --
                                        ------------    ------------    ------------   ------------    ------------    ------------
        Net equity transactions .......    1,617,161         508,734          95,463        649,671         153,839          29,563
                                        ------------    ------------    ------------   ------------    ------------    ------------
NET CHANGE IN CONTRACT OWNERS' EQUITY .    1,932,119         619,237          94,305        684,678         190,997          30,870
CONTRACT OWNERS' EQUITY
  BEGINNING OF PERIOD .................    1,583,385         717,117            --          889,887         186,098            --
                                        ------------    ------------    ------------   ------------    ------------    ------------
CONTRACT OWNERS' EQUITY END OF PERIOD . $  3,515,504       1,336,354          94,305      1,574,565         377,095          30,870
                                        ============    ============    ============   ============    ============    ============

                                                             WPIntEq
                                           --------------------------------------------
                                               2000            1999            1998
                                           ------------    ------------    ------------
INVESTMENT ACTIVITY:
   Reinvested dividends ...............            --              --              --
   Mortality and expense charges
     (note 3) .........................            (599)             (9)            (29)
                                           ------------    ------------    ------------
     Net investment income ............            (599)             (9)            (29)
                                           ------------    ------------    ------------
   Proceeds from mutual fund
     shares sold ......................         455,376         244,373             766
   Cost of mutual fund shares sold ....        (306,411)       (226,385)           (757)
                                           ------------    ------------    ------------
     Realized gain (loss)
        on investments ................         148,965          17,988               9
   Change in unrealized gain (loss)
     on investments ...................        (360,838)         53,595          (2,929)
                                           ------------    ------------    ------------
     Net gain (loss) on investments ...        (211,873)         71,583          (2,920)
                                           ------------    ------------    ------------
   Reinvested capital gains ...........            --              --              --
                                           ------------    ------------    ------------
        Net increase (decrease) in
          contract owners' equity
          resulting from operations ...        (212,472)         71,574          (2,949)
                                           ------------    ------------    ------------
EQUITY TRANSACTIONS:
   Purchase payments received from
     contract owners ..................         269,598         160,783           6,576
   Transfers between funds ............         440,364         475,685          79,382
   Surrenders .........................         (20,713)           (259)           --
   Death benefits .....................            --              --              --
   Policy loans (net of repayments)
     (note 5) .........................         (10,606)         (1,648)           --
   Deductions for surrender charges
     (note 2d) ........................          (2,556)            (60)           --
   Redemptions to pay cost of insurance
     charges and administrative charges
     (notes 2b and 2c) ................         (84,918)        (47,012)         (2,168)
   Asset charges (note 3):
     FPVUL & VEL contracts ............          (4,731)         (1,967)            (25)
     MSP contracts ....................            (430)            (86)           --
     SL contracts .....................            (499)           (102)           --
                                           ------------    ------------    ------------
        Net equity transactions .......         585,509         585,334          83,765
                                           ------------    ------------    ------------
NET CHANGE IN CONTRACT OWNERS' EQUITY .         373,037         656,908          80,816
CONTRACT OWNERS' EQUITY
  BEGINNING OF PERIOD .................       2,285,681         598,023            --
                                           ------------    ------------    ------------
CONTRACT OWNERS' EQUITY END OF PERIOD .       2,658,718       1,254,931          80,816
                                           ============    ============    ============

NATIONWIDE VLI SEPARATE ACCOUNT-4
STATEMENTS OF CHANGES IN
CONTRACT OWNERS' EQUITY, CONTINUED

STATEMENTS OF OPERATIONS, CONTINUED

SIX MONTH PERIODS ENDED JUNE 30, 2000, 1999 AND 1998
(UNAUDITED)

                                                          WPValue
                                          -----------------------------------------
                                              2000           1999           1998
                                          -----------    -----------    -----------
INVESTMENT ACTIVITY:
   Reinvested dividends ...............   $      --             --             --
   Mortality and expense charges
     (note 3) .........................        (1,072)          (483)           (11)
                                          -----------    -----------    -----------
     Net investment income ............        (1,072)          (483)           (11)
                                          -----------    -----------    -----------
   Proceeds from mutual fund
     shares sold ......................     1,158,983        302,385             45
   Cost of mutual fund shares sold ....    (1,144,542)      (315,649)           (44)
                                          -----------    -----------    -----------
     Realized gain (loss)
        on investments ................        14,441        (13,264)             1
   Change in unrealized gain (loss)
     on investments ...................       (15,349)       101,373          7,761
                                          -----------    -----------    -----------
     Net gain (loss) on investments ...          (908)        88,109          7,762
                                          -----------    -----------    -----------
   Reinvested capital gains ...........          --             --             --
                                          -----------    -----------    -----------
        Net increase (decrease) in
          contract owners' equity
          resulting from operations ...        (1,980)        87,626          7,751
                                          -----------    -----------    -----------
EQUITY TRANSACTIONS:
   Purchase payments received from
     contract owners ..................       204,386        187,821          2,432
   Transfers between funds ............       425,146       (195,661)       311,397
   Surrenders .........................        (1,356)          (180)          --
   Death benefits .....................          --             --             --
   Policy loans (net of repayments)
     (note 5) .........................       (15,587)          --             --
   Deductions for surrender charges
     (note 2d) ........................          (167)           (41)          --
   Redemptions to pay cost of insurance
     charges and administrative charges
     (notes 2b and 2c) ................       (64,765)       (29,377)          (566)
   Asset charges (note 3):
     FPVUL & VEL contracts ............        (1,953)        (1,132)            (2)
     MSP contracts ....................          (190)            (7)          --
     SL contracts .....................          (289)           (11)          --
                                          -----------    -----------    -----------
        Net equity transactions .......       545,225        (38,588)       313,261
                                          -----------    -----------    -----------
NET CHANGE IN CONTRACT OWNERS' EQUITY .       543,245         49,038        321,012
CONTRACT OWNERS' EQUITY
  BEGINNING OF PERIOD .................     1,165,641        719,928           --
                                          -----------    -----------    -----------
CONTRACT OWNERS' EQUITY END OF PERIOD .   $ 1,708,886        768,966        321,012
                                          ===========    ===========    ===========

See accompanying notes to financial statements.

--------------------------------------------------------------------------------

                        NATIONWIDE VLI SEPARATE ACCOUNT-4
                          NOTES TO FINANCIAL STATEMENTS

                                  June 30,2000
                                   (UNAUDITED)

(1) SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

    (a) Organization and Nature of Operations

        The Nationwide VLI Separate Account-4 (the Account) was established pursuant to a resolution of the Board of Directors of Nationwide Life Insurance Company (the Company) on December 3, 1997. The Account has been registered as a unit investment trust under the Investment Company Act of 1940. On May 3, 1999, the Company (Depositor) transferred to the Account 100,000 shares of the Nationwide SAT
        - Small Cap Growth Fund for which the Account was credited with 100,000 units of the Nationwide SAT
        - Small Cap Growth Fund. The value of the units purchased by the Company on May 3, 1999 was $1,000,000.

        The Company offers Flexible Premium, Modified Single Premium and Survivorship Life Variable Life Insurance Policies through the Account.

    (b) The Contracts

        Only contracts without a front-end sales charge, but with a contingent deferred sales charge and certain other fees are offered for purchase. See note 2 for a discussion of policy charges, and note 3 for asset charges.

        Contract owners may invest in the following:

            Portfolios of the American Century Variable Portfolios,
              Inc.(American Century VP);
              American Century VP - American Century VP Income & Growth (ACVPIncGr)
              American Century VP - American Century VP International (ACVPInt) American Century VP - American Century VP Value (ACVPValue)

            The Dreyfus Socially Responsible Growth Fund, Inc.(DrySRGr)

            Dreyfus Stock Index Fund (DryStkIx)

            Portfolio of the Dreyfus Variable Investment Fund (Dreyfus VIF);
              Dreyfus VIF - Appreciation Portfolio (DryVApp)
              Dreyfus VIF - European Equity Portfolio (DryEuroEq)

            Federated Insurance Series - Quality Bond Fund II (FedQualBd2)

            Portfolios of the Fidelity Variable Insurance Products Fund
              (Fidelity VIP);
              Fidelity VIP - Equity-Income Portfolio - Service Class (FidVEqInS) Fidelity VIP - Growth Portfolio - Service Class (FidVGrS)
              Fidelity VIP - High Income Portfolio - Service Class (FidVHiInS) Fidelity VIP - Overseas Portfolio - Service Class (FidVOvSeS)

            Portfolio of the Fidelity Variable Insurance Products Fund II
              (Fidelity VIP-II);
              Fidelity VIP-II - Contrafund Portfolio - Service Class (FidVConS)

            Portfolio of the Fidelity Variable Insurance Products Fund III (Fidelity VIP-III);
              Fidelity VIP-III - Growth Opportunities Portfolio - Service Class (FidVGrOpS)

            Portfolios of Janus Aspen Series;
              Janus Aspen Series - Capital Appreciation Portfolio - Service Shares (JanACapApS)
              Janus Aspen Series - Global Technology Portfolio - Service Shares (JanAGlTchS)
              Janus Aspen Series - International Growth Portfolio - Service Shares (JanAIntGrS)

            Portfolios of the Morgan Stanley Universal Funds, Inc.(Morgan Stanley);
              Morgan Stanley - Emerging Markets Debt Portfolio (MSEmMkt) Morgan Stanley - Mid Cap Growth Portfolio (MSMidCapGr)

    Funds of the Nationwide Separate Account Trust (Nationwide SAT) (managed for a fee by an affiliated investment advisor);
      Nationwide SAT - Balanced Fund (NSATBal)
      Nationwide SAT - Capital Appreciation Fund (NSATCapAp)
      Nationwide SAT - Equity Income Fund (NSATEqInc)
      Nationwide SAT - Global 50 Fund (NSATGlob50)
      Nationwide SAT - Government Bond Fund (NSATGvtBd)
      Nationwide SAT - High Income Bond Fund (NSATHIncBd)
      Nationwide SAT - Mid Cap Index Fund (NSATMidCap)
      Nationwide SAT - Money Market Fund (NSATMMkt)
      Nationwide SAT - Multi Sector Bond Fund (NSATMSecBd)
      Nationwide SAT - Small Cap Growth Fund (NSATSmCapG)
      Nationwide SAT - Small Cap Value Fund (NSATSmCapV)
      Nationwide SAT - Small Company Fund (NSATSmCo)
      Nationwide SAT - Strategic Growth Fund (NSATStrGro)
      Nationwide SAT - Strategic Value Fund (NSATStrVal)
      Nationwide SAT - Total Return Fund (NSATTotRtn)

    Portfolios of the Neuberger & Berman Advisers Management Trust (Neuberger & Berman AMT);
      Neuberger & Berman AMT - Guardian Portfolio (NBAMTGuard)
      Neuberger & Berman AMT - Mid-Cap Growth Portfolio (NBAMTMCGr)
      Neuberger & Berman AMT - Partners Portfolio (NBAMTPart)

    Funds of the Oppenheimer Variable Account Funds;
      Oppenheimer Aggressive Growth Fund/VA (OppAggGrVA)
      Oppenheimer Capital Appreciation Fund/VA (OppCapApVA)
      Oppenheimer Global Securities Fund/VA (OppGlSecVA)
      Oppenheimer Growth & Income Fund/VA (OppMGrInVA)

    Strong Opportunity Fund II, Inc.(StOpp2)

    Funds of the Van Eck Worldwide Insurance Trust (Van Eck WIT);
      Van Eck WIT - Worldwide Emerging Markets Fund (VEWwEmgMkt)
      Van Eck WIT - Worldwide Hard Assets Fund (VEWwHrdAst)

    Portfolio of the Van Kampen Life Investment Trust (Van Kampen LIT);
      Van Kampen LIT - Morgan Stanley Real Estate Securities Portfolio
      (VKMSRESec)

    Portfolios of the Warburg Pincus Trust;
      Warburg Pincus Trust - Global Post - Venture Capital Portfolio
      (WPGlPVenCp)
      Warburg Pincus Trust - International Equity Portfolio (WPIntEq) Warburg Pincus Trust - Value Portfolio (WPValue)

At June 30, 2000, contract owners have invested in all of the above funds.The contract owners' equity is affected by the investment results of each fund, equity transactions by contract owners and certain contract expenses (see note
2). The accompanying financial statements include only contract owners' purchase payments pertaining to the variable portions of their contracts and exclude any purchase payments for fixed dollar benefits, the latter being included in the accounts of the Company.

A contract owner may choose from among a number of different underlying mutual fund options. The underlying mutual fund options are not available to the general public directly. The underlying mutual funds are available as investment options in variable life insurance policies or variable annuity contracts issued by life insurance companies or, in some cases, through participation in certain qualified pension or retirement plans.

Some of the underlying mutual funds have been established by investment advisers which manage publicly traded mutual funds having similar names and investment objectives.While some of the underlying mutual funds may be similar to, and may in fact be modeled after, publicly traded mutual funds, the underlying mutual funds are not otherwise directly related to any publicly traded mutual fund. Consequently, the investment performance of publicly traded mutual funds and any corresponding underlying mutual funds may differ substantially.

                                                                     (Continued)

                        NATIONWIDE VLI SEPARATE ACCOUNT-4
                     NOTES TO FINANCIAL STATEMENTS, CONTINUED

    (c) Security Valuation, Transactions and Related Investment Income

        The market value of the underlying mutual funds is based on the closing net asset value per share at June 30, 2000.The cost of investments sold is determined on the specific identification basis.Investment transactions are accounted for on the trade date (date the order to buy or sell is executed) and dividend income is recorded on the ex-dividend date.

    (d) Federal Income Taxes

        Operations of the Account form a part of, and are taxed with, operations of the Company which is taxed as a life insurance company under the Internal Revenue Code.

        The Company does not provide for income taxes within the Account.Taxes are the responsibility of the contract owner upon termination or withdrawal.

    (e) Use of Estimates in the Preparation of Financial Statements

        The preparation of financial statements in conformity with generally accepted accounting principles may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities, if any, at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

    (f) Reclassifications

        Certain 1998 amounts have been reclassified to conform with the current period presentation.

(2) POLICY CHARGES

    (a) Deductions from Premium

        On flexible premium, modified single premium and survivorship life variable life insurance contracts, the Company deducts a charge for state premium taxes not to exceed 2.5% of all premiums received to cover the payment of these premium taxes. Additionally, the Company deducts a front-end sales load of up to 3.5% from each premium payment received.The Company may at its sole discretion reduce this sales loading.

    (b) Cost of Insurance

        A cost of insurance charge is assessed monthly against each contract. The amount of the charge is based upon age, sex, rate class and net amount at risk (death benefit less total contract value).

    (c) Administrative Charges

        For flexible premium, modified single premium and survivorship life variable life insurance contracts, the Company currently deducts a monthly administrative charge of $10 during the first policy year and $5 per month thereafter (may deduct up to $7.50, maximum) to recover policy maintenance, accounting, record keeping and other administrative expenses.

        The above charges are assessed against each contract by liquidating units.

    (d) Surrender Charges

        Policy surrenders result in a redemption of the contract value from the Account and payment of the surrender proceeds to the contract owner or designee. The surrender proceeds consist of the contract value, less any outstanding policy loans, and less a surrender charge, if applicable. The amount of the charge is based upon a specified percentage of the initial surrender charge which varies by issue age, sex and rate class. For flexible premium contracts, the charge is 100% of the initial surrender charge in the first year, declining to 30% of the initial surrender charge in the eighth year.

        No surrender charge is assessed on any contract surrendered after the eighth year.

        The Company may waive the surrender charge for certain contracts in which the sales expenses normally associated with the distribution of a contract are not incurred. No charges were deducted from the initial funding, or from earnings thereon.

(3) ASSET CHARGES

    For flexible premium variable universal life (FPVUL) and variable executive life (VEL) contracts, the Company deducts a charge equal to an annual effective rate multiplied by the Cash Value attributable to the Variable Account. The annual effective rate is 0.60% for the first $25,000 of Cash Value attributable to the Variable Account, 0.30% for the next $225,000 of Cash Value attributable to the Variable Account and 0.10% for all Cash Value attributable to the Variable Account in excess of $250,000. This charge is assessed monthly against each contract by liquidating units.

    For modified single premium contracts (MSP), the Company deducts an annual rate of .70% charged against the cash value of the contracts.This charge is assessed monthly against each contract by liquidating units.

    For survivorship life contracts (SL), the Company deducts an annual rate of .55% in policy years one through ten.In policy years eleven and greater, the Company deducts an annual rate of .55% if the cash value of the contract is less than $25,000.If the cash value is greater than $25,000 but less than $100,000, the Company reduces the annual rate to .35%.If the cash value is greater than $100,000, the company reduces the annual rate to .20%.This charge is assessed monthly by liquidating units.

    For Corporate Variable Universal Life Series, the Company deducts on a daily basis from the assets of the Variable Account, a charge to provide for mortality and expense risks. This charge is guaranteed not to exceed an annual effective rate of 0.75% of the daily net assets of the Variable Account.Currently, this rate is 0.40% during the first through fourth Policy Years, 0.25% during the fifth through twentieth Policy Years, and 0.10% thereafter.This charge is assessed through the daily unit value calculation.

    Nationwide may reduce or eliminate certain charges, where the size or nature of the group results in savings in sales, underwriting, administrative or other costs, to Nationwide.These charges may be reduced in certain group, sponsored arrangements or special exchange programs made available by Nationwide.

(4) DEATH BENEFITS

    Death benefit proceeds result in a redemption of the contract value from the Account and payment of those proceeds, less any outstanding policy loans (and policy charges), to the legal beneficiary. For last survivor flexible premium contracts, the proceeds are payable on the death of the last surviving insured. In the event that the guaranteed death benefit exceeds the contract value on the date of death, the excess is paid by the Company's general account.

(5) POLICY LOANS (NET OF REPAYMENTS)

    Contract provisions allow contract owners to borrow 90% of a policy's cash surrender value. Interest is charged on the outstanding loan and is due and payable in advance on the policy anniversary.

    At the time the loan is granted, the amount of the loan is transferred from the Account to the Company's general account as collateral for the outstanding loan.Collateral amounts in the general account are credited with the stated rate of interest in effect at the time the loan is made, subject to a guaranteed minimum rate.Interest credited is paid by the Company's general account to the Account.Loan repayments result in a transfer of collateral including interest back to the Account.

(6) RELATED PARTY TRANSACTIONS

    The Company performs various services on behalf of the Mutual Fund Companies in which the Account invests and may receive fees for the services performed.These services include, among other things, shareholder communications, preparation, postage, fund transfer agency and various other record keeping and customer service functions.These fees are paid to an affiliate of the Company.

                                                                     (Continued)

(7) COMPONENTS OF CONTRACT OWNERS' EQUITY

     The following is a summary of contract owners' equity at June 30, 2000:

                                                                                                                 PERIOD
     Contract owners' equity represented by:                 UNITS               UNIT VALUE                     RETURN(b)
                                                           ---------             ----------                     ---------

      The BEST of AMERICA(R)
      America's FUTURE Life Series(SM):

         American Century VP - American
            Century VP Income & Growth ..............        608,317             $ 14.437198   $ 8,782,393          (4)%

         American Century VP - American
            Century VP International ................        938,372               18.310155    17,181,737          (6)%

         American Century VP - American
            Century VP Value ........................        221,649                9.976535     2,211,289          (4)%

         The Dreyfus Socially Responsible
            Growth Fund, Inc. .......................        702,620               17.258836    12,126,403           3%

         Dreyfus Stock Index Fund ...................      5,101,112               15.377685    78,443,293          (1)%

         Dreyfus VIF - Appreciation Portfolio .......        585,117               14.918174     8,728,877           3%

         Dreyfus VIF - European Equity Portfolio ....         44,659               13.247885       591,637           2%

         Federated Insurance Series -
            Quality Bond Fund II ....................         74,773               10.178410       761,070           3%

         Fidelity VIP - Equity-Income Portfolio -
            Service Class ...........................      1,422,008               11.524638    16,388,127          (3)%

         Fidelity VIP - Growth Portfolio -
            Service Class ...........................      2,374,336               20.103361    47,732,134           5%

         Fidelity VIP - High Income Portfolio -
            Service Class ...........................        693,311                9.817929     6,806,878          (5)%

         Fidelity VIP - Overseas Portfolio -
            Service Class ...........................        585,003               15.237697     8,914,098          (5)%

         Fidelity VIP-II - Contrafund Portfolio -
            Service Class ...........................      1,858,452               15.912689    29,572,969          (1)%

         Fidelity VIP-III - Growth Opportunities
            Portfolio - Service Class ...............        814,000               12.491144    10,167,791          (4)%

         Janus Aspen Series - Capital Appreciation
            Portfolio - Service Class ...............        855,652                9.677651     8,280,701          (3)%(a)

         Janus Aspen Series - Global Technology
            Portfolio - Service Class ...............      1,035,730                9.810188    10,160,706          (2)%(a)

         Janus Aspen Series - International Growth
            Portfolio - Service Class ...............        646,356               10.139137     6,553,492           1%(a)

         Morgan Stanley -
            Emerging Markets Debt Portfolio .........         79,056                9.869473       780,241           7%

         Morgan Stanley -
            Mid Cap Growth Portfolio ................          2,269                9.905150        22,475          (1)%(a)

         Nationwide SAT - Balanced Fund .............        293,650               11.193219     3,286,889           3%

         Nationwide SAT -
            Capital Appreciation Fund ...............      1,433,453               13.654695    19,573,364           1%

                                                                                                                 PERIOD
                                                             UNITS               UNIT VALUE                     RETURN(b)
                                                           ---------             ----------                     ---------

         Nationwide SAT - Equity Income Fund ........         90,683               13.880909     1,258,762           2%

         Nationwide SAT - Global 50 Fund ............        978,808               14.552072    14,243,684          (1)%

         Nationwide SAT - Government Bond Fund ......        640,699               11.063916     7,088,640           4%

         Nationwide SAT - High Income Bond Fund .....        146,476               10.753549     1,575,137          (1)%

         Nationwide SAT - Mid Cap Index Fund ........        113,791               14.500124     1,649,984           8%

         Nationwide SAT - Money Market Fund .........      5,035,811               11.348677    57,149,792           3%

         Nationwide SAT - Multi Sector Bond Fund ....        924,914               10.678794     9,876,966           2%

         Nationwide SAT - Small Cap Growth Fund .....         89,529               21.563281     1,930,539           5%

         Nationwide SAT - Small Cap Growth Fund
            Initial Funding by Depositor (note 1a) ..        100,000               21.563281     2,156,328           5%

         Nationwide SAT - Small Cap Value Fund ......        488,020               13.756082     6,713,243          11%

         Nationwide SAT - Small Company Fund ........        650,505               15.656223    10,184,451           8%

         Nationwide SAT - Strategic Growth Fund .....        400,982               22.238241     8,917,134           5%

         Nationwide SAT - Strategic Value Fund ......        112,378                9.606117     1,079,516          (1)%

         Nationwide SAT - Total Return Fund .........      2,081,682               13.051654    27,169,393           3%

         Neuberger & Berman AMT -
            Guardian Portfolio ......................        196,947               15.697826     3,091,640           4%

         Neuberger & Berman AMT -
            Mid-Cap Growth Portfolio ................        559,009               24.176496    13,514,879          13%

         Neuberger & Berman AMT -
            Partners Portfolio ......................        594,246               11.128003     6,612,771          (1)%

         Oppenheimer
            Aggressive Growth Fund/VA ...............        998,586               25.005111    24,969,754          21%

         Oppenheimer
            Capital Appreciation Fund/VA ............        908,894               19.219681    17,468,653           9%

         Oppenheimer Global Securities Fund/VA ......         12,389               10.110760       125,262           1%(a)

         Oppenheimer Growth & Income Fund/VA ........        822,367               12.767529    10,499,595           0%

         Strong Opportunity Fund II, Inc. ...........         11,293                9.643495       108,904          (4)%(a)

         Van Eck WIT -
            Worldwide Emerging Markets Fund .........        336,741               11.554996     3,891,041         (12)%

         Van Eck WIT -
            Worldwide Hard Assets Fund ..............         69,047                8.680898       599,390           4%

         Van Kampen LIT - Morgan Stanley
            Real Estate Securities Portfolio ........        299,933                9.759014     2,927,050          14%

         Warburg Pincus Trust -
            Global Post - Venture Capital Portfolio .         69,157               18.282108     1,264,336           5%

         Warburg Pincus Trust -
            International Equity Portfolio ..........        158,181               14.750371     2,333,228          (9)%

         Warburg Pincus Trust - Value Portfolio .....         92,844               11.622352     1,079,066          (2)%

                                                                     (Continued)

                        NATIONWIDE VLI SEPARATE ACCOUNT-4
                     NOTES TO FINANCIAL STATEMENTS, CONTINUED

                                                                                                                 PERIOD
                                                             UNITS               UNIT VALUE                     RETURN(b)
                                                           ---------             ----------                     ---------


      The BEST of AMERICA(R)
      Corporate Variable Universal Life Series(SM):

         American Century VP -
            Income & Growth .........................        596,604               12.320813     7,350,646          (4)%

         American Century VP - American
            Century VP International ................        630,146               14.970741     9,433,753          (6)%

         American Century VP - American
            Century VP Value ........................         42,132                8.869662       373,697          (4)%

         The Dreyfus Socially Responsible
            Growth Fund, Inc. .......................         84,957               14.778256     1,255,516           2%

         Dreyfus Stock Index Fund ...................      5,212,941               13.150463    68,552,588          (1)%

         Dreyfus VIF - Appreciation Portfolio .......      1,200,157               12.555931    15,069,088           3%

         Dreyfus VIF - European Equity Portfolio ....          7,017               13.207837        92,679           2%

         Federated Insurance Series -
            Quality Bond Fund II ....................        188,968               10.131263     1,914,485           3%

         Fidelity VIP - Equity-Income Portfolio -
            Service Class ...........................        284,061               10.174924     2,890,299          (3)%

         Fidelity VIP - Growth Portfolio -
            Service Class ...........................      1,408,330               17.274959    24,328,843           5%

         Fidelity VIP - High Income Portfolio -
            Service Class ...........................        532,889                9.193344     4,899,032          (5)%

         Fidelity VIP - Overseas Portfolio -
            Service Class ...........................      1,031,409               12.785880    13,187,472          (5)%

         Fidelity VIP-II - Contrafund Portfolio -
            Service Class ...........................        483,458               13.802556     6,672,956          (2)%

         Fidelity VIP-III - Growth Opportunities
            Portfolio - Service Class ...............        226,104               11.216967     2,536,201          (4)%

         Janus Aspen Series - Capital Appreciation
            Portfolio - Service Class ...............        108,534                9.661261     1,048,575          (3)%(a)

         Janus Aspen Series - Global Technology
            Portfolio - Service Class ...............        169,582                9.793559     1,660,811          (2)%(a)

         Janus Aspen Series - International Growth
            Portfolio - Service Class ...............         93,205               10.121953       943,417           1%(a)

         Morgan Stanley Emerging Markets
            Debt Portfolio ..........................         26,949                9.266834       249,732           6%

         Nationwide SAT - Balanced Fund .............        226,107               10.305507     2,330,147           2%

         Nationwide SAT -
            Capital Appreciation Fund ...............        164,497               11.687690     1,922,590           1%

         Nationwide SAT - Equity Income Fund ........         32,417               12.681211       411,087           2%

                                                                                                                 PERIOD
                                                             UNITS               UNIT VALUE                     RETURN(b)
                                                           ---------             ----------                     ---------


         Nationwide SAT - Global 50 Fund ............        862,139               12.596704    10,860,110          (1)%

         Nationwide SAT - Government Bond Fund ......      2,307,496               10.768906    24,849,208           4%

         Nationwide SAT - High Income Bond Fund .....         51,294               10.153681       520,823          (2)%

         Nationwide SAT - Money Market Fund .........      6,089,902               11.058539    67,345,419           3%

         Nationwide SAT - Multi Sector Bond Fund ....        934,744               10.336948     9,662,400           2%

         Nationwide SAT - Mid Cap Index Fund ........         52,391               12.775205       669,306           8%

         Nationwide SAT -
            Small Cap Growth Fund ...................         11,805               21.463633       253,378           5%

         Nationwide SAT - Small Cap Value Fund ......         97,633               12.104291     1,181,778          11%

         Nationwide SAT - Small Company Fund ........        225,026               13.954146     3,140,046           7%

         Nationwide SAT - Strategic Growth Fund .....        351,535               20.297188     7,135,172           5%

         Nationwide SAT - Total Return Fund .........        135,343               11.146280     1,508,571           3%

         Neuberger & Berman AMT -
            Guardian Portfolio ......................         31,859               11.067843       352,610           4%

         Neuberger & Berman AMT -
            Mid-Cap Growth Portfolio ................        444,906               19.491297     8,671,795          13%

         Neuberger & Berman AMT -
            Partners Portfolio ......................        106,476                9.911052     1,055,289          (1)%

         Oppenheimer
            Aggressive Growth Fund/VA ...............        557,988               21.426999    11,956,008          21%

         Oppenheimer
            Capital Appreciation Fund/VA ............        386,244               16.423157     6,343,346           9%

         Oppenheimer Growth & Income Fund/VA ........        183,442               10.835167     1,987,625           0%

         Van Eck WIT - Worldwide Emerging
            Markets Fund ............................         54,197               11.026051       597,579         (13)%

         Van Eck WIT - Worldwide Hard
            Assets Fund .............................          2,016                8.552782        17,242           4%

         Van Kampen LIT - Morgan Stanley
            Real Estate Securities Portfolio ........         31,026                9.800269       304,063          14%

         Warburg Pincus Trust -
            Global Post - Venture Capital Portfolio .         20,057               15.467356       310,229           5%

      Warburg Pincus Trust International
      Equity Portfolio ..............................         26,290               12.380758       325,490          (9)%

         Warburg Pincus Trust - Value Portfolio .....         61,488               10.242976       629,820          (3)%

                                                                     (Continued)

                        NATIONWIDE VLI SEPARATE ACCOUNT-4
                     NOTES TO FINANCIAL STATEMENTS, CONTINUED

                                                                                                                 PERIOD
                                                             UNITS               UNIT VALUE                     RETURN(b)
                                                           ---------             ----------                     ---------

      The BEST of AMERICA(R)
      Corporate Variable Universal Life Series(SM):
      Reduced Fee Tier:

         American Century VP - American
            Century VP Income & Growth ..............        243,801               11.101352     2,706,521          (4)%

         American Century VP - American
            Century VP International ................        441,920               15.024102     6,639,451          (6)%

         American Century VP - American
            Century VP Value ........................         85,064                9.870150       839,594          (4)%

         The Dreyfus Socially Responsible
            Growth Fund, Inc. .......................         23,186               12.566828       291,374           2%

         Dreyfus Stock Index Fund ...................      2,359,881               11.359939    26,808,104          (1)%

         Dreyfus VIF - Appreciation Portfolio .......        338,324               11.020408     3,728,469           3%

         Dreyfus VIF - European Equity Portfolio ....         18,626               13.237862       246,568           2%

         Federated Insurance Series -
            Quality Bond Fund II ....................      2,729,023               10.166599    27,744,883           3%

         Fidelity VIP - Equity-Income Portfolio -
            Service Class ...........................        194,193               10.097451     1,960,854          (3)%

         Fidelity VIP - Growth Portfolio -
            Service Class ...........................        513,489               13.179722     6,767,642           5%

         Fidelity VIP - High Income Portfolio -
            Service Class ...........................        507,660                9.770250     4,959,965          (5)%

         Fidelity VIP - Overseas Portfolio -
            Service Class ...........................        104,231               13.075264     1,362,848          (5)%

         Fidelity VIP-II - Contrafund Portfolio -
            Service Class ...........................        152,581               11.546466     1,761,771          (1)%

         Fidelity VIP-III - Growth Opportunities
            Portfolio - Service Class ...............          3,234               10.153660        32,837          (4)%

         Janus Aspen Series - Capital Appreciation
            Portfolio - Service Class ...............         21,117                9.673547       204,276          (3)%(a)

         Janus Aspen Series - Global Technology
            Portfolio - Service Class ...............        126,614                9.806028     1,241,580          (2)%(a)

         Janus Aspen Series - International Growth
            Portfolio - Service Class ...............        152,099               10.134840     1,541,499           1%(a)

         Morgan Stanley -
            Emerging Markets Debt Portfolio .........         21,618               12.876285       278,360           6%

         Nationwide SAT - Balanced Fund .............         84,072               10.243616       861,201           3%

         Nationwide SAT -
            Capital Appreciation Fund ...............        433,842               10.392776     4,508,823           1%

         Nationwide SAT - Global 50 Fund ............            303               11.819344         3,581          (1)%

                                                                                                                 PERIOD
                                                             UNITS               UNIT VALUE                     RETURN(b)
                                                           ---------             ----------                     ---------

         Nationwide SAT - Government Bond Fund ......        108,503               10.284568       1,115,906         4%

         Nationwide SAT - High Income Bond Fund .....        787,968                9.798463       7,720,875        (2)%

         Nationwide SAT - Mid Cap Index Fund ........         18,411               13.271857         244,348         8%

         Nationwide SAT - Money Market Fund .........        922,187               10.644566       9,816,280         3%

         Nationwide SAT - Multi Sector Bond Fund ....        247,557               10.416467       2,578,669         2%

         Nationwide SAT - Small Cap Growth Fund .....         13,483               21.538332         290,401         5%

         Nationwide SAT - Small Cap Value Fund ......        176,392               14.883105       2,625,261        11%

         Nationwide SAT - Small Company Fund ........        711,090               15.938399      11,333,636         8%

         Nationwide SAT - Strategic Growth Fund .....        454,493               17.271082       7,849,586         5%

         Nationwide SAT - Total Return Fund .........         22,535               10.825627         243,956         3%

         Neuberger & Berman AMT -
            Mid-Cap Growth Portfolio ................        291,125               17.729749       5,161,573        13%

         Oppenheimer
            Aggressive Growth Fund/VA ...............        353,470               20.117568       7,110,957        21%

         Oppenheimer
            Capital Appreciation Fund/VA ............        320,077               14.470324       4,631,618         9%

         Oppenheimer Global Securities Fund/VA ......         74,231               10.109107         750,409         1%(a)

         Oppenheimer Growth & Income Fund/VA ........        148,244               11.747678       1,741,523         0%

         Strong Opportunity Fund II, Inc. ...........        149,401                9.641915       1,440,512        (4)%

         Van Eck WIT -
            Worldwide Emerging Markets Fund .........            227               15.790423           3,584       (12)%

         Van Kampen LIT - Morgan Stanley
            Real Estate Securities Portfolio ........         24,575               11.572376         284,391        14%
                                                           =========            ============  --------------
                                                                                              $1,022,780,309
                                                                                              ==============



(a)   The return was computed for the period 05/01/00 through 06/30/00.

(b) The period return does not include contract charges satisfied by surrending units.

--------------------------------------------------------------------------------

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